UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202

(Address of principal executive offices) (Zip code)

Jeffrey T. Rauman, President/Chief Executive Officer

Advisors Series Trust

c/o U.S. Bancorp Fund Services, LLC

777 East Wisconsin Avenue, 4th Floor

Milwaukee, WI 53202
(Name and address of agent for service)

(626) 914-7235

(Registrant’s telephone number, including area code)

Date of fiscal year end: November 30, 2024

Date of reporting period: November 30, 2024

Item 1. Reports to Stockholders.

(a)

Medalist Partners MBS Total Return Fund
Class A Shares | SEMOX
Annual Shareholder Report | November 30, 2024
This annual shareholder report contains important information about the Medalist Partners MBS Total Return Fund for the period of December 1, 2023, to November 30, 2024. You can find additional information about the Fund at https://medalistpartnersfunds.com/fund-documents/. You can also request this information by contacting us at 1-855-736-7799.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$127	1.17%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended November 30, 2024, the Fund outperformed its benchmark of the domestic bond market, the Bloomberg U.S. Aggregate Bond Index, as well as its secondary benchmark, the Bloomberg U.S. MBS Index. The Class A shares outperformed the primary benchmark by 900 basis points and the U.S. MBS Index by nearly 900 basis points.
WHAT FACTORS INFLUENCED PERFORMANCE
The broad fixed income market struggled during much of the Fund’s 2024 fiscal year, as market participants grappled with the end of the Fed’s tightening cycle and timing of their pivot to an easing path versus remaining “higher for longer” in the face of continued employment and economic strength, improved yet above target inflation, and geopolitical and political uncertainty.
The Fund, which remains invested primarily in housing-related non-government guaranteed mortgage-backed securities (RMBS) and multifamily housing commercial-mortgage-backed securities (CMBS), along with an allocation to asset-backed securities (ABS) benefited tremendously from continued record home prices, near-record low mortgage delinquencies by credit-worthy home owners who have record levels of home equity and low locked in mortgage rates, plus strong technicals resulting in low supply and high demand for new bond supply.
POSITIONING
The Fund’s yield, and as a result, dividend distributions, remained elevated from the Fed’s aggressive Fed Funds Rate hikes totaling 5.25% from May ’22 through November ’23 and from our decision to shift heavily from fixed rate to floating rate RMBS and CMBS bonds in 2021 and 2022 lifting the Fund’s average coupon. Additionally, as the Fed’s pivot approached and ultimately arrived, market yields and volatility declined and yield spreads began to narrow from historically wide levels that had been caused by high market rates, high market volatility, and vestiges of the onset of the pandemic along with last year’s regional bank crisis.
PERFORMANCE
Fund performance was further bolstered by our decision to shift back from floating rate bonds to fixed rate bonds as the Fed tightening cycle came to an end, resulting in locked-in high coupons and more duration (interest rate sensitivity). Over several quarters we increased the Fund’s duration from about 1 year to about 4 years, closer to but still lower than the benchmark index’s duration of about 6 years.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $1,000,000 chart reflects a hypothetical $1,000,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
Medalist Partners MBS Total Return Fund	PAGE 1	TSR-AR-00768D152

CUMULATIVE PERFORMANCE (Initial Investment of $1,000,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (12/18/2015)
Medalist Partners MBS Total Return Fund Class A Shares (without sales charge)	16.27	1.82	2.92
Medalist Partners MBS Total Return Fund Class A Shares (with sales charge)	13.98	1.42	2.69
Bloomberg U.S. Aggregate Bond Index	6.88	-0.01	1.60
Bloomberg U.S. Mortgage-Backed Securities Index	7.33	-0.35	1.03
Visit https://medalistpartnersfunds.com/fund-documents/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of November 30, 2024)

Net Assets	$304,438,921
Number of Holdings	180
Net Advisory Fee	$1,254,558
Portfolio Turnover	30%
30-Day SEC Yield	6.67%
30-Day SEC Yield Unsubsidized	6.71%
Visit https://medalistpartnersfunds.com/fund-documents/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of November 30, 2024)*
Sector Breakdown (% of net assets)
*	Expressed as a percentage of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://medalistpartnersfunds.com/fund-documents/.
Medalist Partners MBS Total Return Fund	PAGE 2	TSR-AR-00768D152

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Medalist Partners LP documents not be householded, please contact Medalist Partners LP at 1-855-736-7799, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Medalist Partners LP or your financial intermediary.
Medalist Partners MBS Total Return Fund	PAGE 3	TSR-AR-00768D152

Medalist Partners MBS Total Return Fund
Investor Share Class | SEMPX
Annual Shareholder Report | November 30, 2024
This annual shareholder report contains important information about the Medalist Partners MBS Total Return Fund for the period of December 1, 2023, to November 30, 2024. You can find additional information about the Fund at https://medalistpartnersfunds.com/fund-documents/. You can also request this information by contacting us at 1-855-736-7799.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Share Class	$126	1.17%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended November 30, 2024, the Fund outperformed its benchmark of the domestic bond market, the Bloomberg U.S. Aggregate Bond Index, as well as its secondary benchmark, the Bloomberg U.S. MBS Index. The Investor share class outperformed the primary benchmark by 900 basis points and the U.S. MBS Index by nearly 900 basis points.
WHAT FACTORS INFLUENCED PERFORMANCE
The broad fixed income market struggled during much of the Fund’s 2024 fiscal year, as market participants grappled with the end of the Fed’s tightening cycle and timing of their pivot to an easing path versus remaining “higher for longer” in the face of continued employment and economic strength, improved yet above target inflation, and geopolitical and political uncertainty.
The Fund, which remains invested primarily in housing-related non-government guaranteed mortgage-backed securities (RMBS) and multifamily housing commercial-mortgage-backed securities (CMBS), along with an allocation to asset-backed securities (ABS) benefited tremendously from continued record home prices, near-record low mortgage delinquencies by credit-worthy home owners who have record levels of home equity and low locked in mortgage rates, plus strong technicals resulting in low supply and high demand for new bond supply.
POSITIONING
The Fund’s yield, and as a result, dividend distributions, remained elevated from the Fed’s aggressive Fed Funds Rate hikes totaling 5.25% from May ’22 through November ’23 and from our decision to shift heavily from fixed rate to floating rate RMBS and CMBS bonds in 2021 and 2022 lifting the Fund’s average coupon. Additionally, as the Fed’s pivot approached and ultimately arrived, market yields and volatility declined and yield spreads began to narrow from historically wide levels that had been caused by high market rates, high market volatility, and vestiges of the onset of the pandemic along with last year’s regional bank crisis.
PERFORMANCE
Fund performance was further bolstered by our decision to shift back from floating rate bonds to fixed rate bonds as the Fed tightening cycle came to an end, resulting in locked-in high coupons and more duration (interest rate sensitivity). Over several quarters we increased the Fund’s duration from about 1 year to about 4 years, closer to but still lower than the benchmark index’s duration of about 6 years.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $1,000,000 chart reflects a hypothetical $1,000,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
Medalist Partners MBS Total Return Fund	PAGE 1	TSR-AR-00770X741

CUMULATIVE PERFORMANCE (Initial Investment of $1,000,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Medalist Partners MBS Total Return Fund Investor Share Class	16.15	1.78	3.02
Bloomberg U.S. Aggregate Bond Index	6.88	-0.01	1.52
Bloomberg U.S. Mortgage-Backed Securities Index	7.33	-0.35	1.09
Visit https://medalistpartnersfunds.com/fund-documents/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of November 30, 2024)

Net Assets	$304,438,921
Number of Holdings	180
Net Advisory Fee	$1,254,558
Portfolio Turnover	30%
30-Day SEC Yield	6.82%
30-Day SEC Yield Unsubsidized	6.85%
Visit https://medalistpartnersfunds.com/fund-documents/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of November 30, 2024)*
Sector Breakdown (% of net assets)
*	Expressed as a percentage of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://medalistpartnersfunds.com/fund-documents/.
Medalist Partners MBS Total Return Fund	PAGE 2	TSR-AR-00770X741

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Medalist Partners LP documents not be householded, please contact Medalist Partners LP at 1-855-736-7799, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Medalist Partners LP or your financial intermediary.
Medalist Partners MBS Total Return Fund	PAGE 3	TSR-AR-00770X741

Medalist Partners MBS Total Return Fund
Institutional Share Class | SEMMX
Annual Shareholder Report | November 30, 2024
This annual shareholder report contains important information about the Medalist Partners MBS Total Return Fund for the period of December 1, 2023, to November 30, 2024. You can find additional information about the Fund at https://medalistpartnersfunds.com/fund-documents/. You can also request this information by contacting us at 1-855-736-7799.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Share Class	$100	0.92%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended November 30, 2024, the Fund outperformed its benchmark of the domestic bond market, the Bloomberg U.S. Aggregate Bond Index, as well as its secondary benchmark, the Bloomberg U.S. MBS Index. The Institutional share class outperformed both indices by over 900 basis points.
WHAT FACTORS INFLUENCED PERFORMANCE
The broad fixed income market struggled during much of the Fund’s 2024 fiscal year, as market participants grappled with the end of the Fed’s tightening cycle and timing of their pivot to an easing path versus remaining “higher for longer” in the face of continued employment and economic strength, improved yet above target inflation, and geopolitical and political uncertainty.
The Fund, which remains invested primarily in housing-related non-government guaranteed mortgage-backed securities (RMBS) and multifamily housing commercial-mortgage-backed securities (CMBS), along with an allocation to asset-backed securities (ABS) benefited tremendously from continued record home prices, near-record low mortgage delinquencies by credit-worthy home owners who have record levels of home equity and low locked in mortgage rates, plus strong technicals resulting in low supply and high demand for new bond supply.
POSITIONING
The Fund’s yield, and as a result, dividend distributions, remained elevated from the Fed’s aggressive Fed Funds Rate hikes totaling 5.25% from May ’22 through November ’23 and from our decision to shift heavily from fixed rate to floating rate RMBS and CMBS bonds in 2021 and 2022 lifting the Fund’s average coupon. Additionally, as the Fed’s pivot approached and ultimately arrived, market yields and volatility declined and yield spreads began to narrow from historically wide levels that had been caused by high market rates, high market volatility, and vestiges of the onset of the pandemic along with last year’s regional bank crisis.
PERFORMANCE
Fund performance was further bolstered by our decision to shift back from floating rate bonds to fixed rate bonds as the Fed tightening cycle came to an end, resulting in locked-in high coupons and more duration (interest rate sensitivity). Over several quarters we increased the Fund’s duration from about 1 year to about 4 years, closer to but still lower than the benchmark index’s duration of about 6 years.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $1,000,000 chart reflects a hypothetical $1,000,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
Medalist Partners MBS Total Return Fund	PAGE 1	TSR-AR-00770X758

CUMULATIVE PERFORMANCE (Initial Investment of $1,000,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Medalist Partners MBS Total Return Fund Institutional Share Class	16.46	1.98	3.25
Bloomberg U.S. Aggregate Bond Index	6.88	-0.01	1.52
Bloomberg U.S. Mortgage-Backed Securities Index	7.33	-0.35	1.09
Visit https://medalistpartnersfunds.com/fund-documents/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of November 30, 2024)

Net Assets	$304,438,921
Number of Holdings	180
Net Advisory Fee	$1,254,558
Portfolio Turnover	30%
30-Day SEC Yield	7.06%
30-Day SEC Yield Unsubsidized	7.09%
Visit https://medalistpartnersfunds.com/fund-documents/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of November 30, 2024)*
Sector Breakdown (% of net assets)
*	Expressed as a percentage of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://medalistpartnersfunds.com/fund-documents/.
Medalist Partners MBS Total Return Fund	PAGE 2	TSR-AR-00770X758

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Medalist Partners LP documents not be householded, please contact Medalist Partners LP at 1-855-736-7799, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Medalist Partners LP or your financial intermediary.
Medalist Partners MBS Total Return Fund	PAGE 3	TSR-AR-00770X758

Medalist Partners Short Duration Fund
Investor Share Class | SEMRX
Annual Shareholder Report | November 30, 2024
This annual shareholder report contains important information about the Medalist Partners Short Duration Fund for the period of December 1, 2023, to November 30, 2024. You can find additional information about the Fund at https://medalistpartnersfunds.com/fund-documents/. You can also request this information by contacting us at 1-855-736-7799.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Share Class	$89	0.85%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended November 30, 2024, the Fund outperformed its benchmark, the Bloomberg U.S Aggregate Bond Index. The Fund also outperformed its secondary benchmark, the Bloomberg 1-3 Year Government Index, with a gross return of nearly double the 5% return earned by the benchmark.
WHAT FACTORS INFLUENCED PERFORMANCE
The broad fixed income market struggled during much of the Fund’s 2024 fiscal year, as market participants grappled with the end of the Fed’s tightening cycle and timing of their pivot to an easing path versus remaining “higher for longer” in the face of continued employment and economic strength, improved yet above target inflation, and geopolitical and political uncertainty.
The Fund’s outperformance was achieved with less interest rate sensitivity than the indices, and a higher yield than the indices, the result of historically wide yield spreads for securitized bonds in the front end of the yield curve. The Fund earned about 6.6% in interest income, while the Fund’s bond prices rose about 3% from declining short interest rates and contracting yield spreads.
POSITIONING
The Fund, which invests primarily in liquid, investment grade securitized bonds with durations generally ranging between 0.25 years and 3 years, benefits from investing in securities that generally are not eligible for investment by money market funds, but shorter than bonds typically purchased by most bond funds. We own an actively managed, diversified allocation to Non-Agency RMBS, CMBS, ABS, and AAA-rated CLOs.
Leading into the beginning of the Fed’s tightening cycle in 2022 we shifted 90% of the Fund’s assets into floating rate bonds with an overall duration of about 0.25 years. The coupons on these bonds increased by more than 5% as the Fed raised their target Fed Funds Rate in 2022-2023. Going into 2024, we shifted about half of the Fund back into fixed rate bonds with more interest rate sensitivity, extending duration to about 1 year. As the front end of the curve rallied in anticipation of and in conjunction with the Fed’s pivot, these fixed rate bonds rose in price while maintaining their high coupons and yield. The Fund continues to yield about 6.25% with the Fund’s average bond price remaining at a discount to par, creating the opportunity for further strong performance in fiscal 2025.
PERFORMANCE
The front end of the yield curve, most sensitive to Fed policy, performed well, with short yields moving substantially lower over the twelve months. The 2-year Treasury yield began the fiscal year at 4.68%, rose to 5.04% in late April despite the Fed holding the Fed Funds Rate steady for the previous 9 months, then declined to a low of 3.53% in late September at the height of market expectations for a rapid easing phase. By the end of the fiscal year on November 30th the yield had risen to 4.15%, reflecting a net decline of over 50 basis points during the 12-month period.
Medalist Partners Short Duration Fund	PAGE 1	TSR-AR-00770X618

HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $1,000,000 chart reflects a hypothetical $1,000,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $1,000,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Medalist Partners Short Duration Fund Investor Share Class	8.79	2.96	2.61
Bloomberg U.S. Aggregate Bond Index	6.88	-0.01	1.52
Bloomberg 1-3 Year Government Index	5.00	1.37	1.34
Visit https://medalistpartnersfunds.com/fund-documents/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of November 30, 2024)

Net Assets	$274,516,874
Number of Holdings	162
Net Advisory Fee	$848,381
Portfolio Turnover	86%
30-Day SEC Yield	5.94%
30-Day SEC Yield Unsubsidized	5.85%
Visit https://medalistpartnersfunds.com/fund-documents/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of November 30, 2024)*
Sector Breakdown (% of net assets)
*	Expressed as a percentage of net assets.
Medalist Partners Short Duration Fund	PAGE 2	TSR-AR-00770X618

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://medalistpartnersfunds.com/fund-documents/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Medalist Partners LP documents not be householded, please contact Medalist Partners LP at 1-855-736-7799, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Medalist Partners LP or your financial intermediary.
Medalist Partners Short Duration Fund	PAGE 3	TSR-AR-00770X618

Medalist Partners Short Duration Fund
Institutional Share Class | SEMIX
Annual Shareholder Report | November 30, 2024
This annual shareholder report contains important information about the Medalist Partners Short Duration Fund for the period of December 1, 2023, to November 30, 2024. You can find additional information about the Fund at https://medalistpartnersfunds.com/fund-documents/. You can also request this information by contacting us at 1-855-736-7799.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Share Class	$63	0.60%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended November 30, 2024, the Fund outperformed its benchmark, the Bloomberg U.S Aggregate Bond Index. The Fund also outperformed its secondary benchmark, the Bloomberg 1-3 Year Government Index, with a gross return of nearly double the 5% return earned by the benchmark.
WHAT FACTORS INFLUENCED PERFORMANCE
The broad fixed income market struggled during much of the Fund’s 2024 fiscal year, as market participants grappled with the end of the Fed’s tightening cycle and timing of their pivot to an easing path versus remaining “higher for longer” in the face of continued employment and economic strength, improved yet above target inflation, and geopolitical and political uncertainty.
The Fund’s outperformance was achieved with less interest rate sensitivity than the indices, and a higher yield than the indices, the result of historically wide yield spreads for securitized bonds in the front end of the yield curve. The Fund earned about 6.6% in interest income, while the Fund’s bond prices rose about 3% from declining short interest rates and contracting yield spreads.
POSITIONING
The Fund, which invests primarily in liquid, investment grade securitized bonds with durations generally ranging between 0.25 years and 3 years, benefits from investing in securities that generally are not eligible for investment by money market funds, but shorter than bonds typically purchased by most bond funds. We own an actively managed, diversified allocation to Non-Agency RMBS, CMBS, ABS, and AAA-rated CLOs.
Leading into the beginning of the Fed’s tightening cycle in 2022 we shifted 90% of the Fund’s assets into floating rate bonds with an overall duration of about 0.25 years. The coupons on these bonds increased by more than 5% as the Fed raised their target Fed Funds Rate in 2022-2023. Going into 2024, we shifted about half of the Fund back into fixed rate bonds with more interest rate sensitivity, extending duration to about 1 year. As the front end of the curve rallied in anticipation of and in conjunction with the Fed’s pivot, these fixed rate bonds rose in price while maintaining their high coupons and yield. The Fund continues to yield about 6.25% with the Fund’s average bond price remaining at a discount to par, creating the opportunity for further strong performance in fiscal 2025.
PERFORMANCE
The front end of the yield curve, most sensitive to Fed policy, performed well, with short yields moving substantially lower over the twelve months. The 2-year Treasury yield began the fiscal year at 4.68%, rose to 5.04% in late April despite the Fed holding the Fed Funds Rate steady for the previous 9 months, then declined to a low of 3.53% in late September at the height of market expectations for a rapid easing phase. By the end of the fiscal year on November 30th the yield had risen to 4.15%, reflecting a net decline of over 50 basis points during the 12-month period.
Medalist Partners Short Duration Fund	PAGE 1	TSR-AR-00770X592

HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $1,000,000 chart reflects a hypothetical $1,000,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $1,000,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Medalist Partners Short Duration Fund Institutional Share Class	9.06	3.20	2.85
Bloomberg U.S. Aggregate Bond Index	6.88	-0.01	1.52
Bloomberg 1-3 Year Government Index	5.00	1.37	1.34
Visit https://medalistpartnersfunds.com/fund-documents/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of November 30, 2024)

Net Assets	$274,516,874
Number of Holdings	162
Net Advisory Fee	$848,381
Portfolio Turnover	86%
30-Day SEC Yield	6.20%
30-Day SEC Yield Unsubsidized	6.10%
Visit https://medalistpartnersfunds.com/fund-documents/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of November 30, 2024)*
Sector Breakdown (% of net assets)
*	Expressed as a percentage of net assets.
Medalist Partners Short Duration Fund	PAGE 2	TSR-AR-00770X592

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://medalistpartnersfunds.com/fund-documents/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Medalist Partners LP documents not be householded, please contact Medalist Partners LP at 1-855-736-7799, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Medalist Partners LP or your financial intermediary.
Medalist Partners Short Duration Fund	PAGE 3	TSR-AR-00770X592

(b) Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any substantive amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that there is at least one audit committee financial expert serving on its audit committee. Mr. Joe D. Redwine, Ms. Michele Rackey, Ms. Anne Kritzmire, and Mr. Craig Wainscott are the “audit committee financial experts” and are considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant including the review of federal income tax returns, review of federal excise tax returns, review of state tax returns, if any, and assistance with calculation of required income, capital gain and excise distributions. There were no “other services” provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 11/30/2024	FYE11/30/2023
(a) Audit Fees	$50,700	$49,450
(b) Audit-Related Fees	N/A	N/A
(c) Tax Fees	$7,200	$7,200
(d) All Other Fees	N/A	N/A

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2) The percentage of fees billed by Tait, Weller & Baker LLP applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 11/30/2024	FYE 11/30/2023
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f) During the audit of the registrant’s financial statements, 100 percent of the hours were attributed to work performed by persons other than full-time permanent employees of the principal accountant.

(g) The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.

Non-Audit Related Fees	FYE 11/30/2024	FYE 11/30/2023
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

(h) The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser is compatible with maintaining the principal accountant’s independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

(i) The registrant has not been identified by the U.S. Securities and Exchange Commission as having filed an annual report issued by a registered public accounting firm branch or office that is located in a foreign jurisdiction where the Public Company Accounting Oversight Board is unable to inspect or completely investigate because of a position taken by an authority in that jurisdiction.

(j) The registrant is not a foreign issuer.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 7 of this Form.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

ADVISORS SERIES TRUST
Medalist Partners MBS Total Return Fund
Medalist Partners Short Duration Fund
Core Financial Statements
November 30, 2024

Medalist Partners MBS Total Return Fund
Schedule of Investments
November 30, 2024

	Par	Value
NON-AGENCY RESIDENTIAL MORTGAGE-BACKED SECURITIES — 63.2%
AFC Home Equity Loan Trust, Series 1997-3, Class 1A4, 7.47%, 09/27/2027(a)	$28,092	$27,827
AMSR Trust
Series 2020-SFR4, Class G1, 4.00%, 11/17/2037(b)	750,000	735,005
Series 2021-SFR3, Class H, 4.90%, 10/17/2038(b)	1,750,000	1,641,531
Angel Oak Mortgage Trust, Series 2023-6, Class A3, 6.50%, 12/25/2067(a)(b)	1,222,316	1,231,873
Angel Oak Mortgage Trust LLC, Series 2022-3, Class A3, 4.14%, 01/25/2067(b)(c)	1,596,778	1,485,139
Asset Backed Securities Corp. Home Equity Loan Trust, Series 1999-LB1, Class A1F, 7.11%, 06/21/2029	163,149	163,195
Banc of America Funding Corp.
Series 2006-D, Class 5A2, 5.40%, 05/20/2036(c)	5,558	4,957
Series 2008-R4, Class 1A4, 5.30% (1 mo. Term SOFR + 0.56%), 07/25/2037(b)	1,051,788	716,065
BRAVO Residential Funding Trust, Series 2024-NQM2, Class B1, 7.91%, 02/25/2064(b)	1,335,000	1,351,066
Chase Mortgage Finance Corp.
Series 2020-CL1, Class M4, 9.05% (1 mo. Term SOFR + 4.46%), 10/25/2057(b)	247,811	260,817
Series 2024-RPL4, Class A1A, 3.38%, 12/25/2064(b)(c)	1,525,702	1,402,047
CHNGE Mortgage Trust, Series 2022-1, Class A1, 3.01%, 01/25/2067(b)(c)	2,045,698	1,911,569
Citigroup Mortgage Loan Trust, Series 2004-HYB4, Class WA, 6.70%, 12/25/2034(c)	2,700	2,656
COLT Funding LLC
Series 2021-6, Class B1, 4.15%, 12/25/2066(b)(c)	1,713,000	1,458,985
Series 2022-1, Class B1, 4.05%, 12/27/2066(b)(c)	3,000,000	2,635,821

	Par	Value
Series 2022-6, Class A2, 4.65%, 06/27/2067(a)(b)	$1,535,518	$1,523,894
COLT Mortgage Loan Trust
Series 2021-3, Class B2, 4.12%, 09/27/2066(b)(c)	1,578,000	1,217,800
Series 2021-4, Class B2, 4.14%, 10/25/2066(b)(c)	2,625,000	1,973,790
Conseco Finance Home Loan Trust, Series 2000-E, Class B1, 10.26%, 08/15/2031(c)	54,062	7,181
CoreVest American Finance Trust
Series 2019-1, Class D, 4.82%, 03/15/2052(b)	1,457,813	1,394,588
Series 2019-1, Class E, 5.70%, 03/15/2052(b)(c)	242,500	230,822
Countrywide Alternative Loan Trust
Series 2004-15, Class 2A2, 6.61%, 09/25/2034(c)	158,691	146,011
Series 2006-4CB, Class 2A3, 5.50%, 04/25/2036	3,322	2,442
Series 2006-OA3, Class 1A1, 5.10% (1 mo. Term SOFR + 0.51%), 05/25/2036	6,573	6,011
Series 2006-OA9, Class 1A1, 4.92% (1 mo. Term SOFR + 0.31%), 07/20/2046	21,300	17,716
Credit Suisse Mortgage Trust
Series 2020-AFC1, Class B1, 3.45%, 02/25/2050(b)(c)	4,228,000	3,878,956
Series 2020-AFC1, Class B2, 4.42%, 02/25/2050(b)(c)	5,459,650	4,871,916
Deephaven Residential Mortgage Trust
Series 2021-1, Class B2, 3.96%, 05/25/2065(b)(c)	3,200,000	2,765,181
Series 2021-4, Class B2, 4.44%, 11/25/2066(b)(c)	4,000,000	3,146,532
Eagle Re Ltd., Series 2023-1, Class M1A, 6.73% (30 day avg SOFR US + 2.00%), 09/26/2033(b)	623,957	627,074
Ellington Financial Mortgage Trust
Series 2022-4, Class B1, 5.93%, 09/25/2067(b)(c)	3,000,000	2,939,981
Series 2024-RM2, Class A1A, 5.00%, 07/25/2054(b)	1,093,867	1,010,468

The accompanying notes are an integral part of these financial statements.

1

Medalist Partners MBS Total Return Fund
Schedule of Investments
November 30, 2024(Continued)

	Par	Value
NON-AGENCY RESIDENTIAL MORTGAGE-BACKED SECURITIES — (Continued)
Fannie Mae Connecticut Avenue Securities
Series 2020-SBT1, Class 1B1, 11.60% (30 day avg SOFR US + 6.86%), 02/25/2040(b)	$2,000,000	$2,166,988
Series 2024-R01, Class 1B1, 7.43% (30 day avg SOFR US + 2.70%), 01/25/2044(b)	1,000,000	1,023,732
Series 2024-R01, Class 1B2, 8.73% (30 day avg SOFR US + 4.00%), 01/25/2044(b)	1,000,000	1,043,244
Series 2024-R02, Class 1B2, 8.43% (30 day avg SOFR US + 3.70%), 02/25/2044(b)	2,500,000	2,574,020
Series 2024-R03, Class 2B1, 7.53% (30 day avg SOFR US + 2.80%), 03/25/2044(b)	1,500,000	1,523,434
FIGRE Trust 2023-HE1
Series 2024-HE4, Class A, 5.06%, 09/25/2054(b)(c)	1,454,243	1,457,725
Series 2024-HE4, Class B, 5.25%, 09/25/2054(b)(c)	969,496	953,029
Flagstar Mortgage Trust, Series 2018-1, Class B5, 3.94%, 03/25/2048(b)(c)	1,206,000	855,904
Fort KL, Series 2021-SFR1, Class G, 4.11%, 09/17/2038(b)	2,811,000	2,550,476
Freddie Mac Structured Agency Credit Risk
Series 2019-DNA4, Class B2, 11.10% (30 day avg SOFR US + 6.36%), 10/25/2049(b)	2,216,000	2,439,498
Series 2019-FTR3, Class B2, 9.77% (30 day avg SOFR US + 4.91%), 09/25/2047(b)	2,533,500	2,724,293
Series 2019-FTR4, Class B2, 9.85% (30 day avg SOFR US + 5.11%), 11/25/2047(b)	2,800,000	3,038,200

	Par	Value
Series 2022-DNA2, Class M2, 8.48% (30 day avg SOFR US + 3.75%), 02/25/2042(b)	$750,000	$786,660
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2024-DNA2, Class M2, 6.43% (30 day avg SOFR US + 1.70%), 05/25/2044(b)	1,300,000	1,309,309
Freddie Mac Structured Agency Credit Risk REMIC Trust
Series 2020-DNA2, Class B2, 9.65% (30 day avg SOFR US + 4.91%), 02/25/2050(b)	2,590,000	2,793,358
Series 2020-HQA1, Class B2, 9.95% (30 day avg SOFR US + 5.21%), 01/25/2050(b)	2,300,000	2,511,557
Freddie Mac Whole Loan Securities Trust
Series 2017-SC01, Class M2, 3.64%, 12/25/2046(b)(c)	595,000	531,399
Series 2017-SC02, Class M2, 3.86%, 05/25/2047(b)(c)	1,411,000	1,309,670
GreenPoint Mortgage Funding Trust, Series 2005-AR4, Class 4A1A, 5.32% (1 mo. Term SOFR + 0.73%), 10/25/2045	9,472,029	9,054,865
GS Mortgage-Backed Securities Trust, Series 2021-GR1, Class B4, 3.09%, 11/25/2051(b)(c)	2,139,299	1,728,796
GSAA Home Equity Trust, Series 2006-5, Class 2A1, 4.84% (1 mo. Term SOFR + 0.25%), 03/25/2036	24,191	7,940
Imperial Fund Mortgage Trust, Series 2020-NQM1, Class B1, 4.00%, 10/25/2055(b)(c)	1,602,000	1,429,002
JP Morgan Mortgage Trust
Series 2019-5, Class B5, 4.46%, 11/25/2049(b)(c)	1,232,439	1,040,084
Series 2019-5, Class B6, 4.37%, 11/25/2049(b)(c)	3,606,176	2,259,427
Series 2019-HYB1, Class B4, 4.97%, 10/25/2049(b)(c)	4,715,262	4,687,793
Series 2020-2, Class B6Z, 6.87%, 07/25/2050(b)(c)	3,864,437	2,872,641

The accompanying notes are an integral part of these financial statements.

2

Medalist Partners MBS Total Return Fund
Schedule of Investments
November 30, 2024(Continued)

	Par	Value
NON-AGENCY RESIDENTIAL MORTGAGE-BACKED SECURITIES — (Continued)
Series 2021-3, Class A3X, 0.50%, 07/25/2051(b)(c)(d)	$55,914,559	$1,639,826
Series 2022-INV1, Class B4, 3.29%, 03/25/2052(b)(c)	3,284,024	2,631,508
Series 2024-CCM1, Class A9, 6.00%, 04/25/2055(b)(c)	4,000,000	4,000,000
JP Morgan Wealth Management
Series 2021-CL1, Class M4, 7.48% (30 day avg SOFR US + 2.75%), 03/25/2051(b)	883,915	850,800
Series 2021-CL1, Class M5, 8.58% (30 day avg SOFR US + 3.85%), 03/25/2051(b)	601,632	551,241
Merrill Lynch Mortgage Investors Trust, Series 2005-AR1, Class M2, 5.71% (1 mo. Term SOFR + 1.12%), 06/25/2036	1,898,267	1,506,323
Mill City Mortgage Loan Trust, Series 2019-1, Class B1, 3.50%, 10/25/2069(b)(c)	2,245,863	1,935,726
Morgan Stanley Residential Mortgage Loan Trust, Series 2024-INV2, Class A1, 6.50%, 02/25/2054(b)(c)	1,628,002	1,653,498
New Residential Mortgage Loan Trust
Series 2021-NQ2R, Class B1, 3.01%, 10/25/2058(b)(c)	2,034,000	1,958,596
Series 2021-NQ2R, Class B2, 3.96%, 10/25/2058(b)(c)	1,813,000	1,760,583
NMLT Trust, Series 2021-INV1, Class B1, 3.61%, 05/25/2056(b)(c)	2,326,000	1,840,705
Onslow Bay Mortgage Loan Trust
Series 2024-NQM2, Class A3, 6.18%, 12/25/2063(a)(b)	1,262,164	1,266,894
Series 2024-NQM2, Class M1, 6.86%, 12/25/2063(b)(c)	1,238,000	1,253,491
Point Securitization Trust 2023-1, Series 2024-1, Class A1, 6.50%, 06/25/2054(b)	2,931,436	2,918,125

	Par	Value
Pretium Mortgage Credit Partners LLC, Series 2021-NPL6, Class A2, 5.07%, 07/25/2051(a)(b)(e)	$2,259,509	$2,228,825
PRPM LLC
Series 2024-4, Class A1, 6.41%, 08/25/2029(a)(b)	957,451	958,944
Series 2024-6, Class A1, 5.70%, 11/25/2029(a)(b)	2,000,000	2,018,022
Series 2024-RCF1, Class A1, 4.00%, 01/25/2054(a)(b)	708,271	694,325
Series 2024-RCF2, Class A2, 3.75%, 03/25/2054(a)(b)	1,758,000	1,658,610
RAAC Series Trust, Series 2004-SP1, Class AI3, 6.12%, 03/25/2034(a)	610	604
Radnor Re Ltd.
Series 2023-1, Class M1A, 7.43% (30 day avg SOFR US + 2.70%), 07/25/2033(b)	868,049	877,099
Series 2023-1, Class M1B, 9.08% (30 day avg SOFR US + 4.35%), 07/25/2033(b)	1,250,000	1,314,026
RALI Series Trust, Series 2006-QS6, Class 1AV, 0.77%, 06/25/2036(c)(d)	4,300,413	87,533
RAMP Series Trust, Series 2007-RS1, Class A3, 5.04% (1 mo. Term SOFR + 0.45%), 02/25/2037	9,723,687	2,225,259
Residential Accredit Loans, Inc. Series Trust
Series 2006-QS18, Class 1A1, 5.30% (1 mo. Term SOFR + 0.71%), 12/25/2036	2,035,136	1,720,947
Series 2008-QR1, Class 2A1, 5.20% (1 mo. Term SOFR + 0.61%), 09/25/2036	1,289,285	918,116
Residential Funding Securities Corp., Series 2002-RP1, Class A1, 5.56% (1 mo. Term SOFR + 0.97%), 03/25/2033(b)	321,949	305,200
SAIF Securitization Trust, Series 2024-CES1, Class A1, 5.97%, 07/25/2054(a)(b)	2,125,472	2,123,167

The accompanying notes are an integral part of these financial statements.

3

Medalist Partners MBS Total Return Fund
Schedule of Investments
November 30, 2024(Continued)

	Par	Value
NON-AGENCY RESIDENTIAL MORTGAGE-BACKED SECURITIES — (Continued)
Seasoned Credit Risk Transfer Trust
Series 2018-2, Class BX, 3.40%, 11/25/2057(c)	$3,140,067	$1,170,151
Series 2018-2, Class XSIO, 0.07%, 11/25/2057(c)(d)	374,945,954	1,018,953
SGR Residential Mortgage Trust, Series 2022-2, Class A3, 5.35%, 08/25/2062(b)(c)	818,468	812,507
Star Trust
Series 2021-SFR1, Class H, 9.17% (1 mo. Term SOFR + 4.56%), 04/17/2038(b)	1,000,000	971,344
Series 2021-SFR2, Class H, 8.87% (1 mo. Term SOFR + 4.26%), 01/17/2039(b)	746,643	717,154
Starwood Mortgage Residential Trust
Series 2020-3, Class B2, 4.75%, 04/25/2065(b)(c)	1,460,000	1,222,783
Series 2020-INV1, Class B2, 4.26%, 11/25/2055(b)	1,000,000	906,335
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-21, Class 3A1, 4.52%, 11/25/2035(c)	17,451	16,071
Toorak Mortgage Corp., Series 2024-RRTL2, Class A1, 5.50%, 09/25/2039(a)(b)	2,500,000	2,487,657
Toorak Mortgage Trust, Series 2024-RRTL1, Class A2, 7.57%, 02/25/2039(a)(b)	1,200,000	1,224,882
Towd Point Mortgage Trust
Series 2018-6, Class B2, 3.92%, 03/25/2058(b)(c)	2,750,000	2,304,316
Series 2019-1, Class B2, 1.07%, 03/25/2058(b)(c)	4,000,000	3,251,639
Series 2019-HY1, Class B3, 6.85% (1 mo. Term SOFR + 2.26%), 10/25/2048(b)	6,170,000	5,510,220
Series 2019-HY2, Class B2, 6.95% (1 mo. Term SOFR + 2.36%), 05/25/2058(b)	1,000,000	990,800
Series 2019-HY2, Class B4, 6.95% (1 mo. Term SOFR + 2.36%), 05/25/2058(b)	1,836,000	1,637,765

	Par	Value
Series 2019-HY3, Class B1, 6.70% (1 mo. Term SOFR + 2.11%), 10/25/2059(b)	$4,704,000	$4,767,630
Series 2019-HY3, Class B2, 6.70% (1 mo. Term SOFR + 2.11%), 10/25/2059(b)	3,320,000	3,270,203
Series 2019-HY3, Class B3, 6.70% (1 mo. Term SOFR + 2.11%), 10/25/2059(b)	1,106,000	941,845
Series 2019-HY3, Class B4, 6.70% (1 mo. Term SOFR + 2.11%), 10/25/2059(b)	1,105,000	1,000,660
Series 2024-CES1, Class A1B, 6.05%, 01/25/2064(b)(c)	624,650	627,547
Series 2024-CES6, Class A2, 6.00%, 11/25/2064(b)(c)(f)	1,500,000	1,499,955
UWM Mortgage Trust, Series 2021-INV4, Class B4, 3.22%, 12/25/2051(b)(c)	2,810,847	2,229,900
Vericrest Opportunity Loan Transferee
Series 2021-CF2, Class A1, 5.49%, 11/27/2051(a)(b)	2,701,444	2,699,286
Series 2021-NP11, Class A1, 4.87%, 08/25/2051(a)(b)	718,398	721,147
Series 2021-NPL2, Class A1, 4.89%, 02/27/2051(a)(b)	442,270	444,640
Series 2021-NPL4, Class A2, 4.95%, 03/27/2051(a)(b)(e)	1,563,019	1,480,383
Series 2021-NPL6, Class A1, 5.24%, 04/25/2051(a)(b)	1,266,433	1,267,245
Verus Securitization Trust
Series 2019-INV3, Class B2, 4.79%, 11/25/2059(b)(c)	1,000,000	984,957
Series 2021-5, Class B2, 3.94%, 09/25/2066(b)(c)	2,000,000	1,484,930
Series 2021-8, Class B2, 4.33%, 11/25/2066(b)(c)	795,000	652,678
Series 2021-R3, Class B2, 4.07%, 04/25/2064(b)(c)	3,609,000	3,217,496
Washington Mutual Mortgage Pass-Through Certificates Series Trust, Series 2007-4, Class 1A5, 7.00%, 06/25/2037	4,649,328	2,430,456
TOTAL NON-AGENCY RESIDENTIAL MORTGAGE-BACKED SECURITIES (Cost $210,314,157)		192,323,488

The accompanying notes are an integral part of these financial statements.

4

Medalist Partners MBS Total Return Fund
Schedule of Investments
November 30, 2024(Continued)

	Par	Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES — 24.8%
Atrium Hotel Portfolio Trust, Series 2024-ATRM, Class E, 9.52%, 11/10/2029(b)(c)	$3,000,000	$3,030,472
BANK5 Trust, Series 2024-5YR7, Class D, 4.00%, 06/15/2057(b)	3,119,500	2,712,201
Bayview Commercial Asset Trust
Series 2006-2A, Class M1, 5.17% (1 mo. Term SOFR + 0.58%), 07/25/2036(b)	467,928	447,578
Series 2006-2A, Class M3, 5.23% (1 mo. Term SOFR + 0.64%), 07/25/2036(b)	676,408	640,835
Series 2006-3A, Class M1, 5.21% (1 mo. Term SOFR + 0.62%), 10/25/2036(b)	518,572	496,851
BBCMS Trust
Series 2024-5C25, Class D, 4.00%, 03/15/2057(b)	1,000,000	874,328
Series 2024-5C27, Class D, 4.00%, 07/15/2057(b)	2,000,000	1,736,220
Series 2024-5C29, Class E, 4.00%, 09/15/2057(b)	1,500,000	1,250,958
Benchmark Mortgage Trust
Series 2023-V2, Class D, 4.00%, 05/15/2055(b)	1,500,000	1,341,644
Series 2024-V9, Class D, 4.50%, 08/15/2057	1,000,000	885,705
Blackstone Mortgage Trust, Inc., Series 2021-FL4, Class A, 5.77% (1 mo. Term SOFR + 1.16%), 05/15/2038(b)	3,143,700	3,041,821
BPR Trust, Series 2023-STON, Class D, 8.13%, 12/05/2039(b)(c)	2,500,000	2,494,100
BX Trust, Series 2021-ARIA, Class E, 6.97% (1 mo. Term SOFR + 2.36%), 10/15/2036(b)	1,670,000	1,660,462
BXMT Ltd.
Series 2020-FL2, Class C, 6.37% (1 mo. Term SOFR + 1.76%), 02/15/2038(b)	2,000,000	1,834,872
Series 2020-FL3, Class A, 6.12% (1 mo. Term SOFR + 1.51%), 11/15/2037(b)	1,065,688	1,046,561

	Par	Value
Series 2020-FL3, Class C, 7.27% (1 mo. Term SOFR + 2.66%), 11/15/2037(b)	$2,850,000	$2,579,772
CFK Trust, Series 2020-MF2, Class D, 3.35%, 03/15/2039(b)	4,300,000	3,622,859
Federal Home Loan Mortgage Corp.
Series 2024-MN9, Class B1, 10.73% (30 day avg SOFR US + 6.00%), 10/25/2044(b)	2,950,000	3,040,631
Series 2024-MN9, Class M2, 7.98% (30 day avg SOFR US + 3.25%), 10/25/2044(b)	1,250,000	1,255,855
Freddie Mac Multi-Family Structured Credit Risk
Series 2021-MN2, Class M2, 8.08% (30 day avg SOFR US + 3.35%), 07/25/2041(b)	5,000,000	4,949,925
Series 2021-MN3, Class B1, 11.58% (30 day avg SOFR US + 6.85%), 11/25/2051(b)	6,063,000	6,515,768
Granite Point Mortgage Trust, Inc., Series 2021-FL4, Class C, 7.06% (1 mo. Term SOFR + 2.46%), 12/15/2036(b)	3,500,000	3,305,944
Greystone Commercial Real Estate Ltd., Series 2024-HC3, Class B, 8.24% (1 mo. Term SOFR + 3.63%), 03/15/2041(b)	2,075,000	2,077,918
Harvest Commercial Capital Loan Trust
Series 2024-1, Class M2, 6.90%, 10/25/2056(c)	1,940,128	1,957,131
Series 2024-1, Class M3, 7.55%, 10/25/2056(c)	1,234,807	1,246,153
JP Morgan Chase Commercial Mortgage Securities, Series 2021-NYAH, Class D, 6.51% (1 mo. Term SOFR + 1.90%), 06/15/2038(b)	3,200,000	2,993,843

The accompanying notes are an integral part of these financial statements.

5

Medalist Partners MBS Total Return Fund
Schedule of Investments
November 30, 2024(Continued)

	Par	Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES — (Continued)
Madison Avenue Trust, Series 2015-11MD, Class D, 3.67%, 09/10/2035(b)(c)	$2,500,000	$2,356,154
Morgan Stanley ABS Capital I, Inc., Series 2024-BPR2, Class A, 7.29%, 05/05/2029(b)	3,614,181	3,759,610
Morgan Stanley Capital I Trust, Series 2014-150E, Class A, 3.91%, 09/09/2032(b)	1,150,000	1,002,344
Multi-Family Connecticut Avenue Securities Trust
Series 2019-01, Class B10, 10.35% (30 day avg SOFR US + 5.61%), 10/25/2049(b)	2,384,000	2,426,871
Series 2019-01, Class M10, 8.10% (30 day avg SOFR US + 3.36%), 10/25/2049(b)	2,120,320	2,146,836
Series 2023-01, Class B1, 14.48% (30 day avg SOFR US + 9.75%), 11/25/2053(b)	1,485,000	1,761,237
Multi-Family Housing Mortgage Loan Trust, Series 2024-FL14, Class D, 9.45% (1 mo. Term SOFR + 4.84%), 03/19/2039(b)	2,500,000	2,539,935
Velocity Commercial Capital Loan Trust
Series 2017-2, Class M4, 5.00%, 11/25/2047(b)(c)	2,084,519	1,847,157
Series 2018-1, Class M5, 6.26%, 04/25/2048(b)	176,719	164,185
Series 2018-2, Class M3, 4.72%, 10/26/2048(b)(c)	168,133	148,979
Series 2019-1, Class M5, 5.70%, 03/25/2049(b)(c)	436,213	375,190
TOTAL NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $74,460,659)		75,568,905

	Par	Value
ASSET-BACKED SECURITIES — 8.8%
Apollo Aviation Securitization Equity Trust
Series 2019-2, Class A, 3.38%, 10/16/2039(b)	$1,915,145	$1,839,874
Series 2024-1A, Class A2, 6.26%, 05/16/2049(b)	1,101,193	1,123,535
Foundation Finance Trust, Series 2024-2A, Class C, 5.32%, 03/15/2050(b)	3,000,000	2,981,296
Labrador Aviation Finance Ltd., Series 2016-1A, Class A1, 4.30%, 01/15/2042(b)	1,657,133	1,599,222
Pagaya AI Debt Selection Trust, Series 2024-8, Class D, 6.53%, 01/15/2032(b)	2,999,866	3,008,106
Pioneer Aircraft Finance Ltd., Series 2019-1, Class A, 3.97%, 06/15/2044(b)	2,199,246	2,069,459
Sabey Data Center Issuer LLC, Series 2023-1, Class A2, 6.25%, 04/20/2048(b)	3,000,000	3,033,096
SoFi Professional Loan Program LLC, Series 2021-B, Class AFX, 1.14%, 02/15/2047(b)	1,289,854	1,113,447
Thunderbolt Aircraft Lease, Series 2019-1, Class A, 3.67%, 11/15/2039(b)	2,269,606	2,137,949
Volofin Finance Designated Activity Co., Series 2024-1A, Class A, 5.94%, 06/15/2037(b)	2,100,000	2,114,162
Westlake Automobile Receivables Trust, Series 2022-1A, Class D, 3.49%, 03/15/2027(b)	2,375,000	2,351,466
Wheels Fleet Lease Funding 1 LLC
Series 2023-1A, Class B, 5.80%, 04/18/2038(b)	2,000,000	2,025,530
Series 2024-2A, Class A1, 4.87%, 06/21/2039(b)	1,400,000	1,400,505
TOTAL ASSET-BACKED SECURITIES (Cost $26,547,143)		26,797,647

The accompanying notes are an integral part of these financial statements.

6

Medalist Partners MBS Total Return Fund
Schedule of Investments
November 30, 2024(Continued)

	Par	Value
AGENCY RESIDENTIAL MORTGAGE- BACKED SECURITIES — 0.8%
FARM Mortgage Trust, Series 2024-2, Class B, 5.60%, 08/01/2054(b)(c)	$2,500,000	$2,224,533
Federal National Mortgage Association, Pool 888534, 5.00%, 08/01/2037	4,331	4,299
FNMA Grantor Trust
Series 2003-T2, Class A1, 5.13% (30 day avg SOFR US + 0.39%), 03/25/2033	19,441	19,263
Series 2004-T3, Class 2A, 5.01%, 08/25/2043(c)	21,261	21,280
FNMA REMIC Trust
Series 2007-30, Class ZM, 4.25%, 04/25/2037(e)	65,595	61,548
Series 2007-W8, Class 1A5, 6.55%, 09/25/2037(c)	5,479	5,385
TOTAL AGENCY RESIDENTIAL MORTGAGE-BACKED SECURITIES (Cost $2,314,468)		2,336,308
AGENCY COMMERCIAL MORTGAGE- BACKED SECURITIES - 0.0%(g)
Fannie Mae-Aces, Series 2006-M1, Class IO, 0.23%, 03/25/2036(c)(d)	470,494	6
Government National Mortgage Association
Series 2002-28, Class IO, 1.11%, 01/16/2042(c)(d)	5,353	0
Series 2005-23, Class IO, 0.00%, 06/17/2045(c)(d)	104,861	0
Series 2006-68, Class IO, 0.51%, 05/16/2046(c)(d)	83,415	3
TOTAL AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $1,693)		9

	Shares	Value
PRIVATE PLACEMENTS — 0.0%(g)
NewStream Energy Technologies Group, Inc., Convertible Promissory Note(f)	749,058	$0
TOTAL PRIVATE PLACEMENTS (Cost $749,058)		0
SHORT-TERM INVESTMENTS — 2.9%
Money Market Funds — 2.9%
First American Government Obligations Fund - Class X, 4.56%(h)	8,906,921	8,906,921
TOTAL SHORT-TERM INVESTMENTS (Cost $8,906,921)		8,906,921
TOTAL INVESTMENTS — 100.5%
(Cost $323,294,099)		305,933,278
Liabilities in Excess of Other Assets — (0.5)%		(1,494,357)
TOTAL NET ASSETS — 100.0%		$304,438,921

Percentages are stated as a percent of net assets.
SOFR - Secured Overnight Financing Rate
(a)	Step coupon bond. The rate disclosed is as of November 30, 2024.
(b)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of November 30, 2024, the value of these securities total $272,290,370 or 89.4% of the Fund’s net assets.

(c)
Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of November 30, 2024.

(d)	Interest only security.
(e)
DL Custom Z Tranche - This security accrues interest which is added to the outstanding principal balance. The interest payment will be deferred until all other tranches in the structure are paid off. The rate disclosed is as of November 30, 2024.

(f)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $1,499,955 or 0.5% of net assets as of November 30, 2024.

(g)	Represents less than 0.05% of net assets.
(h)	The rate shown represents the 7-day annualized effective yield as of November 30, 2024.
The accompanying notes are an integral part of these financial statements.

7

Medalist Partners Short Duration Fund
Schedule of Investments
November 30, 2024

	Par	Value
NON-AGENCY RESIDENTIAL MORTGAGE- BACKED SECURITIES — 24.2%
AMSR Trust, Series 2020-SFR4, Class G2, 4.87%, 11/17/2037(a)	$2,727,000	$2,697,379
Angel Oak Mortgage Trust
Series 2019-6, Class A1, 2.62%, 11/25/2059(a)(b)	1,235,413	1,209,947
Series 2021-3, Class M1, 2.48%, 05/25/2066(a)(b)	620,000	454,030
Series 2023-6, Class A3, 6.50%, 12/25/2067(a)(c)	824,443	830,889
Bellemeade Re Ltd., Series 2021-3A, Class M1C, 6.28% (30 day avg SOFR US + 1.55%), 09/25/2031(a)	1,725,000	1,727,592
Bombardier Capital Mortgage Securitization Corp., Series 1999-B, Class A3, 7.18%, 12/15/2029(b)	86,567	6,986
Boston Lending Trust, Series 2021-1, Class M2, 2.00%, 07/25/2061(a)(b)(d)(e)	533,966	251,328
Brean Asset Backed Securities Trust, Series 2022-RM5, Class A, 4.50%, 09/25/2062(a)(b)	2,160,242	2,059,738
Chase Mortgage Finance Corp., Series 2021-CL1, Class M2, 6.08% (30 day avg SOFR US + 1.35%), 02/25/2050(a)	1,082,852	1,041,530
CHNGE Mortgage Trust, Series 2022-NQM1, Class A2, 5.82%, 06/25/2067(a)(c)	988,975	987,060
Credit Suisse Mortgage Trust, Series 2021-NQM4, Class A1, 1.10%, 05/25/2066(a)(b)	1,280,532	1,109,403
Credit-Based Asset Servicing and Securitization, Series 2003-CB1, Class AF, 3.95%, 01/25/2033(c)	2	1
Deephaven Residential Mortgage Trust, Series 2021-3, Class A2, 1.40%, 08/25/2066(a)(b)	1,154,825	1,010,730
Eagle Re Ltd.
Series 2021-1, Class M1C, 7.43% (30 day avg SOFR US + 2.70%), 10/25/2033(a)	40,945	41,047

	Par	Value
Series 2023-1, Class M1A, 6.73% (30 day avg SOFR US + 2.00%), 09/26/2033(a)	$663,437	$666,751
Ellington Financial Mortgage Trust, Series 2024-RM2, Class A1A, 5.00%, 07/25/2054(a)	1,392,195	1,286,050
FIGRE Trust 2023-HE1
Series 2024-HE4, Class A, 5.06%, 09/25/2054(a)(b)	969,496	971,817
Series 2024-HE5, Class A, 5.44%, 10/25/2054(a)(b)	1,955,857	1,953,283
GCAT Trust, Series 2023-NQM1, Class A1, 4.25%, 10/25/2057(a)(b)	2,104,261	1,982,920
Home Re Ltd., Series 2021-1, Class M2, 7.70% (30 day avg SOFR US + 2.96%), 07/25/2033(a)	963,840	971,263
IMC Home Equity Loan Trust, Series 1998-3, Class A8, 5.43%, 08/20/2029(c)	1,158	1,157
JP Morgan Mortgage Trust
Series 2014-IVR6, Class 2A4, 6.38%, 07/25/2044(a)(b)	1,085	1,083
Series 2018-7FRB, Class B3, 6.52%, 04/25/2046(a)(b)	2,325,157	2,262,635
Series 2019-6, Class B3, 4.26%, 12/25/2049(a)(b)	3,931,950	3,630,096
Series 2023-HE3, Class A1, 6.36% (30 day avg SOFR US + 1.60%), 05/25/2054(a)	1,032,619	1,042,849
JP Morgan Wealth Management, Series 2021-CL1, Class M3, 6.53% (30 day avg SOFR US + 1.80%), 03/25/2051(a)	1,054,995	1,015,217
MFRA Trust
Series 2023-NQM3, Class A2, 7.02%, 07/25/2068(a)(c)	1,957,329	1,987,291
Series 2024-RTL2, Class A1, 7.25%, 05/25/2029(a)(c)	1,500,000	1,524,260
Pretium Mortgage Credit Partners LLC
Series 2024-NPL4, Class A1, 7.00%, 07/25/2054(a)(c)	981,475	990,859
Series 2024-NPL5, Class A1, 5.96%, 09/25/2054(a)(c)	1,503,457	1,501,681
Progress Residential Trust
Series 2021-SFR1, Class B, 1.30%, 04/17/2038(a)	2,750,000	2,637,700

The accompanying notes are an integral part of these financial statements.

8

Medalist Partners Short Duration Fund
Schedule of Investments
November 30, 2024(Continued)

	Par	Value
NON-AGENCY RESIDENTIAL MORTGAGE- BACKED SECURITIES — (Continued)
Series 2022-SFR3, Class E1, 5.20%, 04/17/2039(a)	$3,000,000	$2,928,990
PRPM LLC, Series 2024-RCF1, Class A1, 4.00%, 01/25/2054(a)(c)	1,062,407	1,041,488
Radnor Re Ltd.
Series 2021-1, Class M1C, 7.43% (30 day avg SOFR US + 2.70%), 12/27/2033(a)	646,388	650,529
Series 2022-1, Class M1A, 8.48% (30 day avg SOFR US + 3.75%), 09/25/2032(a)	939,003	946,488
Series 2023-1, Class M1A, 7.43% (30 day avg SOFR US + 2.70%), 07/25/2033(a)	868,049	877,099
RESIDENTIAL MORTGAGE LOAN TRUST, Series 2019-3, Class B1, 3.81%, 09/25/2059(a)(b)	2,750,000	2,581,938
Rithm Capital Corp., Series 2023-NQM1, Class A2, 7.32%, 10/25/2063(a)(c)	783,746	797,482
SGR Residential Mortgage Trust, Series 2022-2, Class A3, 5.35%, 08/25/2062(a)(b)	818,468	812,507
Star Trust, Series 2021-SFR1, Class E, 6.42% (1 mo. Term SOFR + 1.81%), 04/17/2038(a)	3,460,000	3,397,619
Toorak Mortgage Trust, Series 2024-RRTL1, Class A2, 7.57%, 02/25/2039(a)(c)	1,650,000	1,684,213
Towd Point HE Trust, Series 2021-HE1, Class M2, 2.50%, 02/25/2063(a)(b)	1,730,000	1,638,000
Towd Point Mortgage Trust
Series 2019-HY2, Class B2, 6.95% (1 mo. Term SOFR + 2.36%), 05/25/2058(a)	2,000,000	1,981,600
Series 2024-CES1, Class A1B, 6.05%, 01/25/2064(a)(b)	1,665,734	1,673,458
Vericrest Opportunity Loan Transferee
Series 2021-CF2, Class A1, 5.49%, 11/27/2051(a)(c)	2,161,155	2,159,429
Series 2021-NP11, Class A1, 4.87%, 08/25/2051(a)(c)	869,640	872,968

	Par	Value
Series 2021-NPL6, Class A1, 5.24%, 04/25/2051(a)(c)	$633,081	$633,487
Verus Securitization Trust
Series 2022-4, Class A2, 4.74%, 04/25/2067(a)(b)	1,068,370	1,026,946
Series 2023-8, Class A3, 6.97%, 12/25/2068(a)(c)	1,882,282	1,922,344
Vista Point Securitization Trust, Series 2024-CES1, Class A1, 6.68%, 05/25/2054(a)(c)	863,949	880,293
TOTAL NON-AGENCY RESIDENTIAL MORTGAGE-BACKED SECURITIES (Cost $66,342,528)		66,361,450
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES — 24.1%
BANK5 Trust, Series 2024-5YR7, Class D, 4.00%, 06/15/2057(a)	1,519,500	1,321,106
Barclays Commercial Mortgage Securities LLC, Series 2019-BWAY, Class A, 5.68% (1 mo. Term SOFR + 1.07%), 11/15/2034(a)	1,324,000	853,993
BBCMS Trust
Series 2024-5C25, Class D, 4.00%, 03/15/2057(a)	1,050,000	918,044
Series 2024-5C27, Class D, 4.00%, 07/15/2057(a)	1,000,000	868,110
BDS Ltd., Series 2021-FL7, Class D, 7.07% (1 mo. Term SOFR + 2.46%), 06/16/2036(a)	3,315,000	3,275,200
Benchmark Mortgage Trust, Series 2023-V2, Class D, 4.00%, 05/15/2055(a)	2,700,000	2,414,960
Blackstone Mortgage Trust, Inc., Series 2021-FL4, Class A, 5.77% (1 mo. Term SOFR + 1.16%), 05/15/2038(a)	2,888,545	2,794,935
BX Commercial Mortgage Trust, Series 2021-VOLT, Class F, 7.12% (1 mo. Term SOFR + 2.51%), 09/15/2036(a)	2,500,000	2,501,723
BX Trust
Series 2021-ARIA, Class E, 6.97% (1 mo. Term SOFR + 2.36%), 10/15/2036(a)	2,330,000	2,316,692

The accompanying notes are an integral part of these financial statements.

9

Medalist Partners Short Duration Fund
Schedule of Investments
November 30, 2024(Continued)

	Par	Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES — (Continued)
Series 2021-LBA, Class DJV, 6.32% (1 mo. Term SOFR + 1.71%), 02/15/2036(a)	$3,010,000	$3,000,420
BXMT Ltd.
Series 2020-FL2, Class C, 6.37% (1 mo. Term SOFR + 1.76%), 02/15/2038(a)	3,050,000	2,798,180
Series 2020-FL3, Class A, 6.12% (1 mo. Term SOFR + 1.51%), 11/15/2037(a)	1,496,062	1,469,210
Series 2021-FL4, Class C, 6.47% (1 mo. Term SOFR + 1.86%), 05/15/2038(a)	3,000,000	2,464,971
Series 2021-FL4, Class D, 6.97% (1 mo. Term SOFR + 2.36%), 05/15/2038(a)	3,500,000	2,672,341
Federal Home Loan Mortgage Corp.
Series 2024-MN9, Class B1, 10.73% (30 day avg SOFR US + 6.00%), 10/25/2044(a)	2,550,000	2,628,342
Series 2024-MN9, Class M2, 7.98% (30 day avg SOFR US + 3.25%), 10/25/2044(a)	1,000,000	1,004,684
GPMT Ltd., Series 2021-FL3, Class B, 6.67% (1 mo. Term SOFR + 2.06%), 07/16/2035(a)	1,000,000	945,006
Granite Point Mortgage Trust, Inc., Series 2021-FL4, Class C, 7.06% (1 mo. Term SOFR + 2.46%), 12/15/2036(a)	2,900,000	2,739,211
Greystone Commercial Real Estate Ltd.
Series 2021-HC2, Class A, 6.52% (1 mo. Term SOFR + 1.91%), 12/15/2039(a)	2,500,000	2,501,261
Series 2024-HC3, Class B, 8.24% (1 mo. Term SOFR + 3.63%), 03/15/2041(a)	2,925,000	2,929,113
Harvest Commercial Capital Loan Trust
Series 2024-1, Class M2, 6.90%, 10/25/2056(b)	2,706,696	2,730,417
Series 2024-1, Class M3, 7.55%, 10/25/2056(b)	1,728,729	1,744,614

	Par	Value
HGI CRE CLO Ltd.
Series 2021-FL1, Class AS, 6.12% (1 mo. Term SOFR + 1.51%), 06/16/2036(a)	$934,000	$934,930
Series 2021-FL2, Class D, 6.87% (1 mo. Term SOFR + 2.26%), 09/17/2036(a)	1,500,000	1,487,747
Series 2021-FL2, Class E, 7.17% (1 mo. Term SOFR + 2.56%), 09/17/2036(a)	2,038,000	2,001,664
JP Morgan Chase Commercial Mortgage Securities, Series 2021-NYAH, Class D, 6.51% (1 mo. Term SOFR + 1.90%), 06/15/2038(a)	730,000	682,970
Lehman Brothers Small Balance Commercial Mortgage Trust, Series 2007-1A, Class M1, 5.20% (1 mo. Term SOFR + 0.61%), 03/25/2037(a)	2,613,180	2,419,053
Morgan Stanley Capital I Trust, Series 2014-150E, Class A, 3.91%, 09/09/2032(a)	2,000,000	1,743,208
MULTI-FAMILY CONNECTICUT AVENUE SECURITIES TRUST, Series 2023-01, Class B1, 14.48% (30 day avg SOFR US + 9.75%), 11/25/2053(a)	665,000	788,702
Multi-Family Housing Mortgage Loan Trust
Series 2021-FL5, Class D, 7.22% (1 mo. Term SOFR + 2.61%), 07/15/2036(a)	1,000,000	988,002
Series 2021-FL6, Class C, 6.57% (1 mo. Term SOFR + 1.96%), 07/16/2036(a)	1,300,000	1,275,653
Series 2021-FL7, Class E, 7.52% (1 mo. Term SOFR + 2.91%), 10/16/2036(a)	1,700,000	1,606,137
Shelter Growth CRE Issuer Ltd., Series 2023-FL5, Class A, 7.36% (1 mo. Term SOFR + 2.75%), 05/19/2038(a)	1,403,705	1,410,891
TPG Real Estate Finance Issuer Ltd., Series 2022-FL5, Class AS, 6.76% (1 mo. Term SOFR + 2.15%), 02/15/2039(a)	3,640,000	3,615,304

The accompanying notes are an integral part of these financial statements.

10

Medalist Partners Short Duration Fund
Schedule of Investments
November 30, 2024(Continued)

	Par	Value
NON-AGENCY COMMERCIAL MORTGAGE- BACKED SECURITIES — (Continued)
Velocity Commercial Capital Loan Trust
Series 2017-2, Class AFL, 5.75% (1 mo. LIBOR US + 0.90%), 11/25/2047(a)(f)	$42,587	$42,390
Series 2019-2, Class M3, 3.48%, 07/25/2049(a)(b)	249,222	211,940
TOTAL NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $67,734,023)		66,101,124
ASSET - BACKED SECURITIES — 23.4%
ACHV ABS TRUST, Series 2023-3PL, Class C, 7.35%, 08/19/2030(a)	3,500,000	3,522,997
Affirm, Inc., Series 2023-A, Class A, 6.61%, 01/18/2028(a)	2,700,000	2,705,172
Ally Bank Auto Credit-Linked Notes, Series 2024-B, Class C, 5.22%, 09/15/2032(a)	1,000,000	1,002,218
American Credit Acceptance Receivables Trust, Series 2021-4, Class E, 3.12%, 02/14/2028(a)	3,000,000	2,972,905
BOF URSA Funding Trust, Series 2024-EDU1, Class A, 6.18% (30 day avg SOFR US + 1.45%), 06/25/2047(a)	2,197,551	2,205,026
CPS Auto Trust, Series 2022-D, Class D, 8.73%, 01/16/2029(a)	2,000,000	2,101,249
Exeter Automobile Receivables Trust
Series 2021-3A, Class D, 1.55%, 06/15/2027	2,790,000	2,715,229
Series 2021-4A, Class D, 1.96%, 01/17/2028	2,878,000	2,827,442
Flagship Credit Auto Trust, Series 2019-3, Class E, 3.84%, 12/15/2026(a)	2,332,847	2,324,397
Labrador Aviation Finance Ltd., Series 2016-1A, Class A1, 4.30%, 01/15/2042(a)	3,274,692	3,160,253
Mosaic Solar Loan Trust, Series 2020-1A, Class B, 3.10%, 04/20/2046(a)	475,531	409,554

	Par	Value
Oportun Financial Corp.
Series 2021-A, Class C, 3.44%, 03/08/2028(a)	$704,975	$693,389
Series 2021-B, Class B, 1.96%, 05/08/2031(a)	989,479	958,625
Series 2024-2, Class C, 6.61%, 02/09/2032(a)	1,425,000	1,435,183
Oxford Finance Funding Trust, Series 2023-1A, Class A2, 6.72%, 02/15/2031(a)	2,166,000	2,194,537
PagayaAI Debt Selection Trust
Series 2021-HG1, Class A, 1.22%, 01/16/2029(a)	1,364,306	1,348,312
Series 2022-2, Class B, 6.63%, 01/15/2030(a)	1,918,892	1,923,757
Series 2022-5, Class B, 10.31%, 06/17/2030(a)	999,963	1,047,043
Series 2022-6, Class A3, 7.66%, 05/15/2030(a)	2,000,000	2,010,778
Series 2023-8, Class A, 7.30%, 06/16/2031(a)	1,723,872	1,754,718
Series 2023-8, Class B, 7.96%, 06/16/2031(a)	3,576,381	3,651,826
Series 2024-1, Class C, 8.34%, 07/15/2031(a)	3,834,627	3,915,843
Series 2024-8, Class A, 5.33%, 01/15/2032(a)	1,575,532	1,582,774
Series 2024-8, Class D, 6.53%, 01/15/2032(a)	2,999,866	3,008,106
Pioneer Aircraft Finance Ltd., Series 2019-1, Class A, 3.97%, 06/15/2044(a)	3,141,780	2,956,370
Santander Drive Auto Receivables Trust, Series 2021-3, Class D, 1.33%, 09/15/2027	1,820,190	1,793,506
South Carolina Student Loan Corp., Series 2013-1, Class A, 5.35% (30 day avg SOFR US + 0.61%), 01/25/2041	53,094	52,460
SpringCastle America LLC, Series 2020-AA, Class A, 1.97%, 09/25/2037(a)	2,874,256	2,646,760
Thunderbolt Aircraft Lease, Series 2019-1, Class A, 3.67%, 11/15/2039(a)	2,811,601	2,648,504

The accompanying notes are an integral part of these financial statements.

11

Medalist Partners Short Duration Fund
Schedule of Investments
November 30, 2024(Continued)

	Par	Value
ASSET - BACKED SECURITIES — (Continued)
Westlake Automobile Receivables Trust, Series 2022-1A, Class D, 3.49%, 03/15/2027(a)	$2,700,000	$2,673,246
TOTAL ASSET - BACKED SECURITIES
(Cost $63,706,432)		64,242,179
AGENCY RESIDENTIAL MORTGAGE- BACKED SECURITIES — 16.1%
Connecticut Avenue Securities Trust 2024-R04, Series 2024-R05, Class 2B1, 6.73% (30 day avg SOFR US + 2.00%), 07/25/2044(a)	2,596,000	2,616,169
Fannie Mae Connecticut Avenue Securities
Series 2019-R06, Class 2B1, 8.60% (30 day avg SOFR US + 3.86%), 09/25/2039(a)	1,621,158	1,682,093
Series 2020-SBT1, Class 1M2, 8.50% (30 day avg SOFR US + 3.76%), 02/25/2040(a)	1,983,000	2,095,234
Series 2021-R01, Class 1B1, 7.83% (30 day avg SOFR US + 3.10%), 10/25/2041(a)	1,150,000	1,185,938
Series 2021-R01, Class 1M2, 6.28% (30 day avg SOFR US + 1.55%), 10/25/2041(a)	1,626,215	1,634,863
Series 2021-R02, Class 2M2, 6.73% (30 day avg SOFR US + 2.00%), 11/25/2041(a)	2,000,000	2,020,159
Series 2022-R01, Class 1M2, 6.63% (30 day avg SOFR US + 1.90%), 12/25/2041(a)	1,300,000	1,318,030
Series 2023-R01, Class 1M2, 8.48% (30 day avg SOFR US + 3.75%), 12/25/2042(a)	1,000,000	1,072,928
Series 2023-R03, Class 2M2, 8.63% (30 day avg SOFR US + 3.90%), 04/25/2043(a)	1,460,000	1,575,285
Series 2023-R04, Class 1M2, 8.28% (30 day avg SOFR US + 3.55%), 05/25/2043(a)	2,750,000	2,948,297
Series 2024-R01, Class 1B1, 7.43% (30 day avg SOFR US + 2.70%), 01/25/2044(a)	1,200,000	1,228,478

	Par	Value
Series 2024-R02, Class 1B1, 7.23% (30 day avg SOFR US + 2.50%), 02/25/2044(a)	$2,350,000	$2,406,894
Series 2024-R03, Class 2B1, 7.53% (30 day avg SOFR US + 2.80%), 03/25/2044(a)	1,000,000	1,015,623
Series 2024-R03, Class 2M2, 6.68% (30 day avg SOFR US + 1.95%), 03/25/2044(a)	1,000,000	1,011,263
Freddie Mac Structured Agency Credit Risk
Series 2018-SPI2, Class M2, 3.85%, 05/25/2048(a)(b)	29,416	28,711
Series 2020-HQA5, Class B1, 8.73% (30 day avg SOFR US + 4.00%), 11/25/2050(a)	1,350,000	1,524,235
Series 2021-DNA2, Class B1, 8.13% (30 day avg SOFR US + 3.40%), 08/25/2033(a)	2,060,000	2,307,501
Series 2021-DNA2, Class M2, 7.03% (30 day avg SOFR US + 2.30%), 08/25/2033(a)	3,001,569	3,080,246
Series 2021-DNA6, Class M2, 6.23% (30 day avg SOFR US + 1.50%), 10/25/2041(a)	1,285,000	1,292,147
Series 2022-DNA1, Class M2, 7.23% (30 day avg SOFR US + 2.50%), 01/25/2042(a)	2,500,000	2,553,680
Series 2023-HQA2, Class M1A, 6.73% (30 day avg SOFR US + 2.00%), 06/25/2043(a)	1,192,501	1,204,461
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2023-HQA2, Class M2, 8.58% (30 day avg SOFR US + 3.85%), 06/25/2043(a)	1,000,000	1,071,259
Freddie Mac Structured Agency Credit Risk REMIC Trust
Series 2021-DNA1, Class B1, 7.38% (30 day avg SOFR US + 2.65%), 01/25/2051(a)	1,060,000	1,125,550
Series 2021-DNA5, Class B1, 7.78% (30 day avg SOFR US + 3.05%), 01/25/2034(a)	2,000,000	2,155,731
Series 2022-DNA3, Class M1B, 7.63% (30 day avg SOFR US + 2.90%), 04/25/2042(a)	3,000,000	3,116,870
Series 2022-DNA4, Class M1B, 8.08% (30 day avg SOFR US + 3.35%), 05/25/2042(a)	1,000,000	1,047,703

The accompanying notes are an integral part of these financial statements.

12

Medalist Partners Short Duration Fund
Schedule of Investments
November 30, 2024(Continued)

	Par	Value
AGENCY RESIDENTIAL MORTGAGE-BACKED SECURITIES — (Continued)
Government National Mortgage Association, Series 2008-55, Class WT, 5.41%, 06/20/2037(b)	$4,914	$4,953
TOTAL AGENCY RESIDENTIAL MORTGAGE-BACKED SECURITIES (Cost $42,450,463)		44,324,301
COLLATERALIZED LOAN OBLIGATIONS — 9.9%
BCC Middle Market CLO LLC, Series 2023-2A, Class A1, 7.12% (3 mo. Term SOFR + 2.50%), 10/21/2035(a)	2,500,000	2,532,560
Carlyle Global Market Strategies CLO Ltd., Series 2014-5A, Class A1RR, 6.06% (3 mo. Term SOFR + 1.40%), 07/15/2031(a)	1,436,662	1,439,104
Cent CLO, Series 2022-32A, Class A1R, 6.08% (3 mo. Term SOFR + 1.45%), 07/24/2034(a)	2,860,000	2,862,954
Crown Point CLO IV Ltd., Series 2018-4A, Class A, 5.98% (3 mo. Term SOFR + 1.36%), 04/20/2031(a)	1,268,018	1,268,957
Deerpath Capital CLO Ltd., Series 2023-1A, Class A1, 7.46% (3 mo. Term SOFR + 2.80%), 04/15/2035(a)	3,000,000	3,021,261
ICG US CLO Ltd., Series 2014-1A, Class A1A2, 6.08% (3 mo. Term SOFR + 1.46%), 10/20/2034(a)	1,500,000	1,503,680
KKR CLO 9 Ltd., Series 9, Class AR2, 5.87% (3 mo. Term SOFR + 1.21%), 07/15/2030(a)	236,150	236,310
LCM LP, Series 39A, Class A1R, 6.00% (3 mo. Term SOFR + 1.34%), 10/15/2034(a)	2,000,000	2,000,000
Owl Rock CLO Ltd., Series 2020-3A, Class AR, 6.47% (3 mo. Term SOFR + 1.85%), 04/20/2036(a)	1,730,000	1,740,818

	Par	Value
OZLM VIII Ltd., Series 2014-8A, Class A1R3, 5.89% (3 mo. Term SOFR + 1.24%), 10/17/2029(a)	$319,363	$319,520
PennantPark CLO Ltd., Series 2021-3A, Class A1, 6.51% (3 mo. Term SOFR + 1.88%), 10/22/2032(a)	2,000,000	2,001,532
Saranac CLO III Ltd., Series 2014-3A, Class ALR, 6.61% (3 mo. LIBOR US + 1.60%), 06/22/2030(a)(f)	324,921	325,585
Sound Point CLO Ltd., Series 2018-3A, Class A1AR, 5.92% (3 mo. Term SOFR + 1.30%), 10/26/2031(a)	907,403	907,356
Telos CLO Ltd., Series 2013-4A, Class AR, 6.15% (3 mo. Term SOFR + 1.50%), 01/17/2030(a)	140,003	140,073
THL Credit Lake Shore MM CLO Ltd.
Series 2019-2A, Class A1RR, 6.05% (3 mo. Term SOFR + 1.40%), 10/17/2031(a)	2,287,667	2,288,456
Series 2021-1A, Class AR, 6.26% (3 mo. Term SOFR + 1.70%), 01/15/2037(a)	4,500,000	4,513,442
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $27,090,174)		27,101,608
CORPORATE BONDS — 0.7%
Financial — 0.7%
Korth Direct Mortgage, Inc., 10.00%, 03/25/2025(a)(d)	2,000,000	1,891,250
TOTAL CORPORATE BONDS (Cost $1,984,019)		1,891,250
AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES — 0.0%(g)
Government National Mortgage Association, Series 2009-4, Class IO, 0.39%, 01/16/2049(b)(h)	266,121	319

The accompanying notes are an integral part of these financial statements.

13

Medalist Partners Short Duration Fund
Schedule of Investments
November 30, 2024(Continued)

	Par	Value
TOTAL AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $1,593)		$319

	Shares
SHORT-TERM INVESTMENTS — 2.0%
Money Market Funds — 2.0%
First American Government Obligations Fund - Class X, 4.56%(i)	5,622,209	5,622,209
TOTAL SHORT-TERM INVESTMENTS
(Cost $5,622,209)		5,622,209
TOTAL INVESTMENTS — 100.4% (Cost $274,931,441)		275,644,440
Liabilities in Excess of Other Assets - (0.4)%		(1,127,566)
TOTAL NET ASSETS — 100.0%		$274,516,874

Percentages are stated as a percent of net assets.
LIBOR - London Interbank Offered Rate
SOFR - Secured Overnight Financing Rate
(a)	Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of November 30, 2024, the value of these securities total $258,145,147 or 94.0% of the Fund’s net assets.
(b)
Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of November 30, 2024.

(c)	Step coupon bond. The rate disclosed is as of
November 30, 2024.
(d)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $2,142,578 or 0.8% of net assets as of November 30, 2024.

(e)
DL Custom Z Tranche - This security accrues interest which is added to the outstanding principal balance. The interest payment will be deferred until all other tranches in the structure are paid off. The rate disclosed is as of November 30, 2024.

(f)	Securities referencing LIBOR are expected to transition to an alternative reference rate by the security’s next scheduled coupon reset date.
(g)	Represents less than 0.05% of net assets.
(h)	Interest only security.
(i)	The rate shown represents the 7-day annualized effective yield as of November 30, 2024.
The accompanying notes are an integral part of these financial statements.

14

STATEMENT OF ASSETS AND LIABILITIES
at November 30, 2024

	Medalist Partners MBS Total Return Fund	Medalist Partners Short Duration Fund
ASSETS
Investments in securities, at value (identified cost $323,294,099 and $274,931,441, respectively)	$305,933,278	$275,644,440
Cash	85,126	33,104
Receivables
Fund shares issued	488,740	1,441
Interest	966,393	807,153
Prepaid expenses	30,020	28,442
Total assets	307,503,557	276,514,580
LIABILITIES
Payables
Dividends	382,157	411,516
Investments purchased	2,099,998	999,984
Fund shares redeemed	217,832	279,422
Due to Adviser	141,302	55,001
Administration and fund accounting fees	64,003	60,403
Sub-transfer agency fees	77,743	101,686
Transfer agent fees and expenses	16,472	16,040
12b-1 distribution fees	23,527	27,852
Audit fees	29,150	27,499
Custody fees	6,187	11,617
Chief Compliance Officer fee	2,082	2,083
Accrued expenses	4,183	4,603
Total liabilities	3,064,636	1,997,706
NET ASSETS	$ 304,438,921	$274,516,874
CALCULATION OF NET ASSET VALUE PER SHARE
Class A
Net assets applicable to shares outstanding	$7,133,977
Shares issued and outstanding [unlimited number of shares (par value $0.01) authorized]	827,510
Net asset value and redemption price per share	$8.62
Maximum offering price per share (Net asset value per share divided by 98.00%)	$8.80
Investor Class
Net assets applicable to shares outstanding	$25,155,464	$27,288,896
Shares issued and outstanding [unlimited number of shares (par value $0.01) authorized]	2,923,612	2,870,468
Net asset value, offering and redemption price per share	$8.60	$9.51

The accompanying notes are an integral part of these financial statements.

15

STATEMENT OF ASSETS AND LIABILITIES
at November 30, 2024(Continued)

	Medalist Partners MBS Total Return Fund	Medalist Partners Short Duration Fund
Institutional Class
Net assets applicable to shares outstanding	$272,149,480	$247,227,978
Shares issued and outstanding [unlimited number of shares (par value $0.01) authorized]	31,707,102	26,024,927
Net asset value, offering and redemption price per share	$8.58	$9.50
COMPONENTS OF NET ASSETS
Paid-in capital	$750,596,932	$300,327,989
Total accumulated deficit	(446,158,011)	(25,811,115)
Net assets	$304,438,921	$274,516,874

The accompanying notes are an integral part of these financial statements.

16

STATEMENT OF OPERATIONS
For the Year Ended November 30, 2024

	Medalist Partners MBS Total Return Fund	Medalist Partners Short Duration Fund
INVESTMENT INCOME
Income
Interest	$17,410,133	$20,176,775
Total income	17,410,133	20,176,775
Expenses
Advisory fees (Note 4)	1,328,050	1,005,556
Administration and fund accounting fees (Note 4)	290,875	340,414
Sub-transfer agency expenses (Note 4)	173,434	248,457
Transfer agent fees and expenses (Note 4)	91,648	87,002
Registration fees	57,600	62,192
12b-1 fees - Class A (Note 5)	15,134	—
12b-1 fees - Investor Class (Note 5)	40,273	49,527
Custody fees (Note 4)	29,445	45,734
Audit fees	28,889	27,252
Trustees fees and expenses	18,617	18,618
Chief Compliance Officer fee (Note 4)	12,503	12,503
Miscellaneous	9,393	9,327
Legal fees	9,281	9,429
Shareholder reporting	8,259	7,983
Insurance expense	5,889	6,519
Total expenses before interest expense and waiver	2,119,290	1,930,513
Interest expense (Note 7)	41,970	3,464
Total expenses before waiver	2,161,260	1,933,977
Less: Advisory fee waiver (Note 4)	(73,492)	(157,175)
Net expenses	2,087,768	1,776,802
Net investment income	15,322,365	18,399,973
REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain on investments	1,321,386	1,122,746
Net change in unrealized appreciation/(depreciation) on investments	15,973,165	5,403,088
Net realized and unrealized gain on investments	17,294,551	6,525,834
Net Increase in Net Assets Resulting from Operations	$32,616,916	$24,925,807

The accompanying notes are an integral part of these financial statements.

17

STATEMENTS OF CHANGES IN NET ASSETS

	Medalist Partners MBS Total Return Fund
	Year Ended November 30,
	2024	2023
NET INCREASE/(DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment income	$15,322,365	$22,676,325
Net realized gain/(loss) from investments	1,321,386	(42,307,390)
Net change in unrealized appreciation/(depreciation) on investments	15,973,165	45,838,236
Net increase in net assets resulting from operations	32,616,916	26,207,171
DISTRIBUTIONS TO SHAREHOLDERS
Class A	(414,745)	(360,140)
Institutional Class	(14,108,283)	(22,626,221)
Investor Class	(1,105,652)	(1,326,737)
Total distributions to shareholders	(15,628,680)	(24,313,098)
CAPITAL SHARE TRANSACTIONS
Net increase/(decrease) in net assets derived from net change in outstanding shares(a)	90,691,714	(145,624,503)
Total increase/(decrease) in net assets	107,679,950	(143,730,430)
NET ASSETS
Beginning of year	196,758,971	340,489,401
End of year	$304,438,921	$196,758,971

(a)	A summary of share transactions is as follows:

	Class A
	Year Ended November 30,
	2024		2023
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	408,725	$3,378,255	140,290	$1,118,583
Shares issued on reinvestments of distributions	47,962	402,504	41,962	334,912
Shares redeemed	(169,027)	(1,407,123)	(224,213)	(1,780,860)
Net increase/(decrease)	287,660	$2,373,636	(41,961)	$(327,365)

	Investor Class
	Year Ended November 30,
	2024		2023
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	2,498,326	$21,061,190	1,001,802	$8,038,132
Shares issued on reinvestments of distributions	113,375	950,860	143,515	1,143,477
Shares redeemed	(1,326,366)	(11,110,506)	(1,751,161)	(13,961,400)
Net increase/(decrease)	1,285,335	$10,901,544	(605,844)	$(4,779,791)

The accompanying notes are an integral part of these financial statements.

18

STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Institutional Class
	Year Ended November 30,
	2024		2023
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	27,327,494	$228,034,581	13,038,096	$104,248,126
Shares issued on reinvestments of distributions	1,158,653	9,690,423	1,583,231	12,590,209
Shares redeemed	(19,475,077)	(160,308,470)	(32,430,788)	(257,355,682)
Net increase/(decrease)	9,011,070	$77,416,534	(17,809,461)	$(140,517,347)

The accompanying notes are an integral part of these financial statements.

19

STATEMENTS OF CHANGES IN NET ASSETS

	Medalist Partners Short Duration Fund
	Year Ended November 30,
	2024	2023
NET INCREASE/(DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment income	$18,399,973	$14,311,633
Net realized gain/(loss) from investments	1,122,746	(1,147,162)
Capital gain distributons from regulated investment companies	—	4
Net change in unrealized appreciation/(depreciation) on investments	5,403,088	5,885,594
Net increase in net assets resulting from operations	24,925,807	19,050,069
DISTRIBUTIONS TO SHAREHOLDERS
Investor Class	(1,246,542)	(972,041)
Institutional Class	(17,558,338)	(13,322,405)
Total distributions to shareholders	(18,804,880)	(14,294,446)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from net change in outstanding shares(a)	24,432,002	41,912,266
Total increase in net assets	30,552,929	46,667,889
NET ASSETS
Beginning of year	243,963,945	197,296,056
End of year	$ 274,516,874	$ 243,963,945

(a)	A summary of share transactions is as follows:

	Investor Class
	Year Ended November 30,
	2024		2023
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	1,783,926	$ 16,843,091	216,447	$2,002,513
Shares issued on reinvestments of distributions	115,912	1,094,217	96,348	890,349
Shares redeemed	(592,598)	(5,592,296)	(908,071)	(8,369,975)
Net increase/(decrease)	1,307,240	$ 12,345,012	(595,276)	$(5,477,113)

	Institutional Class
	Year Ended November 30,
	2024		2023
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	14,818,270	$139,279,283	19,401,125	$179,133,536
Shares issued on reinvestments of distributions	1,362,472	12,838,104	1,214,318	11,226,002
Shares redeemed	(14,824,693)	(140,030,397)	(15,464,311)	(142,970,159)
Net increase	1,356,049	$12,086,990	5,151,132	$47,389,379

The accompanying notes are an integral part of these financial statements.

20

Medalist Partners MBS Total Return Fund - Investor Class
FINANCIAL HIGHLIGHTS
For a share outstanding throughout each year

	Year Ended November 30,
	2024	2023	2022	2021	2020
Net asset value, beginning of year	$7.93	$7.87	$9.63	$9.07	$10.43
Income from investment operations:
Net investment income^	0.56	0.67	0.38	0.26	0.36
Net realized and unrealized gain/(loss) on investments	0.69	0.11	(1.71)	0.59	(1.33)
Total from investment operations	1.25	0.78	(1.33)	0.85	(0.97)
Less distributions:
From net investment income	(0.58)	(0.72)	(0.43)	(0.29)	(0.39)
Total distributions	(0.58)	(0.72)	(0.43)	(0.29)	(0.39)
Net asset value, end of year	$8.60	$7.93	$7.87	$9.63	$9.07
Total return	16.15%	10.28%	−14.16%	9.46%	−9.24%
Ratios/supplemental data:
Net assets, end of year (thousands)	$25,155	$12,988	$17,668	$54,546	$73,022
Ratio of expenses to average net assets*:
Before waiver	1.20%	1.17%	1.12%	1.05%	1.09%
After waiver	1.17%	1.17%	1.12%	1.05%	1.09%
Ratio of net investment income to average net assets:
Before waiver	6.68%	8.40%	4.05%	2.77%	3.81%
After waiver	6.71%	8.40%	4.05%	2.77%	3.81%
Portfolio turnover rate	30%	36%	13%	78%	79%

^	Based on average shares outstanding.
*
Includes interest expense of 0.05% for the year ended November 30, 2022. Includes interest and excise tax expenses of 0.04% for the year ended November 30, 2023. Includes interest expense of 0.02% for the year ended November 30, 2024.

The accompanying notes are an integral part of these financial statements.

21

Medalist Partners MBS Total Return Fund - Institutional Class
FINANCIAL HIGHLIGHTS
For a share outstanding throughout each year

	Year Ended November 30,
	2024	2023	2022	2021	2020
Net asset value, beginning of year	$7.91	$7.86	$9.61	$9.05	$10.44
Income from investment operations:
Net investment income^	0.58	0.69	0.39	0.29	0.38
Net realized and unrealized gain/(loss) on investments	0.69	0.10	(1.69)	0.59	(1.36)
Total from investment operations	1.27	0.79	(1.30)	0.88	(0.98)
Less distributions:
From net investment income	(0.60)	(0.74)	(0.45)	(0.32)	(0.41)
Total distributions	(0.60)	(0.74)	(0.45)	(0.32)	(0.41)
Net asset value, end of year	$8.58	$7.91	$7.86	$9.61	$9.05
Total return	16.46%	10.44%	−13.87%	9.75%	−9.28%
Ratios/supplemental data:
Net assets, end of year (thousands)	$272,150	$179,483	$318,235	$1,125,605	$1,065,862
Ratio of expenses to average net assets*:
Before waiver	0.95%	0.92%	0.87%	0.80%	0.84%
After waiver	0.92%	0.92%	0.87%	0.80%	0.84%
Ratio of net investment income to average net assets:
Before waiver	6.91%	8.67%	4.30%	3.02%	4.04%
After waiver	6.94%	8.67%	4.30%	3.02%	4.04%
Portfolio turnover rate	30%	36%	13%	78%	79%

^	Based on average shares outstanding.
*
Includes interest expense of 0.05% for the year ended November 30, 2022. Includes interest and excise tax expenses of 0.04% for the year ended November 30, 2023. Includes interest expense of 0.02% for the year ended November 30, 2024.

The accompanying notes are an integral part of these financial statements.

22

Medalist Partners MBS Total Return Fund - Class A
FINANCIAL HIGHLIGHTS
For a share outstanding throughout each year

	Year Ended November 30,
	2024	2023	2022	2021	2020
Net asset value, beginning of year	$7.94	$7.88	$9.64	$9.08	$10.43
Income from investment operations:
Net investment income^	0.56	0.66	0.39	0.26	0.36
Net realized and unrealized gain/(loss) on investments	0.70	0.12	(1.73)	0.59	(1.32)
Total from investment operations	1.26	0.78	(1.34)	0.85	(0.96)
Less distributions:
From net investment income	(0.58)	(0.72)	(0.42)	(0.29)	(0.39)
Total distributions	(0.58)	(0.72)	(0.42)	(0.29)	(0.39)
Net asset value, end of year	$8.62	$7.94	$7.88	$9.64	$9.08
Total return	16.27%	10.26%	−14.15%	9.45%	−9.14%
Ratios/supplemental data:
Net assets, end of year (thousands)	$7,134	$4,288	$4,586	$8,810	$10,256
Ratio of expenses to average net assets*:
Before waiver	1.20%	1.17%	1.12%	1.05%	1.09%
After waiver	1.17%	1.17%	1.12%	1.05%	1.09%
Ratio of net investment income to average net assets:
Before waiver	6.68%	8.22%	4.05%	2.77%	3.83%
After waiver	6.71%	8.22%	4.05%	2.77%	3.83%
Portfolio turnover rate	30%	36%	13%	78%	79%

^	Based on average shares outstanding.
*
Includes interest expense of 0.05% for the year ended November 30, 2022. Includes interest and excise tax expenses of 0.04% for the year ended November 30, 2023. Includes interest expense of 0.02% for the year ended November 30, 2024.

The accompanying notes are an integral part of these financial statements.

23

Medalist Partners Short Duration Fund - Investor Class
FINANCIAL HIGHLIGHTS
For a share outstanding throughout each year

	Year Ended November 30,
	2024	2023	2022	2021	2020
Net asset value, beginning of year	$9.31	$9.11	$9.63	$9.56	$9.89
Income from investment operations:
Net investment income^	0.58	0.56	0.21	0.14	0.18
Net realized and unrealized gain/(loss) on investments	0.21	0.20	(0.48)	0.08	(0.33)
Total from investment operations	0.79	0.76	(0.27)	0.22	(0.15)
Less distributions:
From net investment income	(0.59)	(0.56)	(0.25)	(0.15)	(0.18)
Total distributions	(0.59)	(0.56)	(0.25)	(0.15)	(0.18)
Net asset value, end of year	$9.51	$9.31	$9.11	$9.63	$9.56
Total return	8.79%	8.57%	−2.80%	2.25%	−1.43%
Ratios/supplemental data:
Net assets, end of year (thousands)	$27,289	$14,548	$19,655	$44,379	$60,465
Ratio of expenses to average net assets:
Before fee waiver	0.91%	0.91%	0.91%	0.87%	0.88%
After fee waiver	0.85%	0.85%	0.86%*	0.85%	0.85%
Ratio of net investment income to average net assets:
Before fee waiver	6.11%	5.97%	2.34%	1.48%	1.87%
After fee waiver	6.17%	6.03%	2.39%	1.50%	1.90%
Portfolio turnover rate	86%	43%	42%	83%	107%

^	Based on average shares outstanding.
*	Includes interest expense of 0.01%.
The accompanying notes are an integral part of these financial statements.

24

Medalist Partners Short Duration Fund - Institutional Class
FINANCIAL HIGHLIGHTS
For a share outstanding throughout each year

	Year Ended November 30,
	2024	2023	2022	2021	2020
Net asset value, beginning of year	$9.30	$9.10	$9.63	$9.55	$9.90
Income from investment operations:
Net investment income^	0.60	0.58	0.25	0.17	0.20
Net realized and unrealized gain/(loss) on investments	0.22	0.20	(0.50)	0.08	(0.34)
Total from investment operations	0.82	0.78	(0.25)	0.25	(0.14)
Less distributions:
From net investment income	(0.62)	(0.58)	(0.28)	(0.17)	(0.21)
Total distributions	(0.62)	(0.58)	(0.28)	(0.17)	(0.21)
Net asset value, end of year	$9.50	$9.30	$9.10	$9.63	$9.55
Total return	9.06%	8.85%	−2.66%	2.61%	−1.28%
Ratios/supplemental data:
Net assets, end of year (thousands)	$247,228	$229,416	$177,641	$269,554	$327,719
Ratio of expenses to average net assets:
Before fee waiver	0.66%	0.66%	0.66%	0.62%	0.63%
After fee waiver	0.60%	0.60%	0.61%*	0.60%	0.60%
Ratio of net investment income to average net assets:
Before fee waiver	6.36%	6.25%	2.59%	1.73%	2.06%
After fee waiver	6.42%	6.31%	2.64%	1.75%	2.09%
Portfolio turnover rate	86%	43%	42%	83%	107%

^	Based on average shares outstanding.
*	Includes interest expense of 0.01%.
The accompanying notes are an integral part of these financial statements.

25

NOTES TO FINANCIAL STATEMENTS
at November 30, 2024
NOTE 1 – ORGANIZATION
The Medalist Partners MBS Total Return Fund and the Medalist Partners Short Duration Fund (each a “Fund” and collectively, the “Funds”) are each a diversified series of Advisors Series Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”) as an open-end management investment company. The Funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies”.
The investment objective of the Medalist Partners MBS Total Return Fund (“Total Return Fund”) is to seek a high level of risk-adjusted current income and capital appreciation. The investment objective of the Medalist Partners Short Duration Fund (“Short Duration Fund”) is to seek a high level of current income that is consistent with preservation of capital. Each Fund currently offers Investor Class shares and Institutional Class shares and the Total Return Fund offers Class A shares. The Total Return Fund Class A shares may be subject to a 2.00% front-end sales load. The Total Return Fund’s Investor Class shares and Institutional Class shares commenced operations on July 22, 2013, and the Class A shares commenced operations on December 18, 2015. The Short Duration Fund’s Investor Class shares and Institutional Class shares commenced operations on December 23, 2010.
NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America.
A.	Security Valuation: All investments in securities are recorded at their estimated fair value, as described in Note 3.
B.
Federal Income Taxes: It is the Funds’ policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Each Fund will be liable for an excise tax on the amount by which it does not meet the distribution requirements and will accrue an excise tax liability at the time that the liability can be estimated and is probable.

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The tax returns of the Funds’ prior three fiscal years are open for examination. Management has reviewed all open tax years in major jurisdictions and concluded that there is no impact on the Funds’ net assets and no tax liability resulting from unrecognized tax events relating to uncertain income tax positions taken or expected to be taken on a tax return. The Funds identify their major tax jurisdictions as U.S. Federal and the state of Wisconsin. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.
C.
Security Transactions, Income and Distributions: Security transactions are accounted for on the trade date. Realized gains and losses on securities sold are calculated on the basis of high amortized cost. Interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are accreted/amortized over the life of the respective security using the effective interest method, except for premiums on certain callable debt securities that are amortized to the earliest call date. Non-cash interest income included in interest income, if any, is recorded at the fair market value of additional par received. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the statement of operations. Distributions to shareholders are recorded on the ex-dividend date.

26

NOTES TO FINANCIAL STATEMENTS
at November 30, 2024(Continued)
Investment income, expenses (other than those specific to the class of shares), and realized and unrealized gains and losses on investments are allocated to the separate classes of each Fund based upon their relative net assets on the date income is earned or expensed and realized and unrealized gains and losses are incurred.
Each Fund is charged for those expenses that are directly attributable to the Fund, such as investment advisory, custody and transfer agent fees. Expenses that are not attributable to a Fund are typically allocated among the Funds in proportion to their respective net assets. Common expenses of the Trust are typically allocated among the funds in the Trust based on a fund’s respective net assets, or by other equitable means.
The Funds declare dividends from net investment income daily and distribute the dividends to shareholders monthly. The Funds distribute any realized gains, if any, annually. Distributions from net realized gains for book purposes may include short-term capital gains. All short-term capital gains are included in ordinary income for tax purposes.
The amount of dividends and distributions to shareholders from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations which differ from accounting principles generally accepted in the United States of America. To the extent these book/tax differences are permanent, such amounts are reclassified within the capital accounts based on their Federal tax treatment.
D.
Restricted Securities: The Funds may invest in securities that are subject to legal or contractual restrictions on resale (“restricted securities”). Restricted securities may be resold in transactions that are exempt from registration under the Federal securities laws. The sale or other disposition of these securities may involve additional expenses and the prompt sale of these securities at an acceptable price may be difficult. At November 30, 2024, the Funds held securities issued pursuant to Rule 144A under the Securities Act of 1933. All Rule 144A securities except for four securities in the Total Return Fund and no securities in the Short Duration Fund have been classified as liquid under the Funds’ liquidity risk management program. At November 30, 2024, the Total Return Fund held $8 or 0.0% in 144A securities classified as illiquid. Other restricted investments held by the Funds at November 30, 2024 are disclosed in the notes to the schedules of investments.

E.
Reclassification of Capital Accounts: Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. There were no reclassifications made in the Funds for the year ended November 30, 2024.

F.
Use of Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period. Actual results could differ from those estimates.

G.
Events Subsequent to the Fiscal Year End: In preparing the financial statements as of November 30, 2024, management considered the impact of subsequent events for potential recognition or disclosure in the financial statements. Management has determined there were no subsequent events that would need to be disclosed in the Funds’ financial statements.

27

NOTES TO FINANCIAL STATEMENTS
at November 30, 2024(Continued)
NOTE 3 – SECURITIES VALUATION
The Funds have adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:
Level 1 –
Unadjusted quoted prices in active markets for identical assets or liabilities that each Fund has the ability to access.
Level 2 –
Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing each Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.
Following is a description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis.
Each Fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading on the New York Stock Exchange (4:00 pm EST).
Market values for fixed income securities are normally determined on the basis of valuations provided by independent pricing services. Each independent pricing service typically values securities based on one or more inputs as described below. Securities that use similar valuation techniques and inputs as described below are categorized as level 2 of the fair value hierarchy. To the extent the significant inputs are unobservable, the values are generally categorized as level 3.
Mortgage- and Asset-Backed Securities: Mortgage- and asset-backed securities are securities issued as separate tranches, or classes, of securities within each deal. These securities are normally valued by independent pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, estimated cash flows and market-based yield spreads for each tranche, current market data and incorporate deal collateral performance, as available.
U.S. Government Securities: U.S. Government securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations.
U.S. Government Agency Securities: U.S. Government agency securities are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Agency issued debt securities are generally valued in a manner similar to U.S. Government securities. Mortgage pass-throughs include to-be-announced (“TBAs”) securities and mortgage pass-through certificates. TBA securities and mortgage pass-throughs are generally valued using dealer quotations.
Other Debt Securities: Other debt securities, including corporate and municipal bonds, are valued at their mean prices furnished by an independent pricing service provider using valuation methods that are designed to represent fair value. These valuation methods can include matrix pricing and other

28

NOTES TO FINANCIAL STATEMENTS
at November 30, 2024(Continued)
analytical pricing models, market transactions, and dealer-supplied valuations. The pricing service may consider yields or recently executed transactions of investments with comparable quality, type of issue, coupon maturity and rating, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer.
Investment Companies: Investments in open-end mutual funds, including money market funds, are generally priced at their net asset value per share provided by the service agent of the Funds and will be classified in level 1 of the fair value hierarchy.
Short-Term Securities: Short-term debt securities, including those securities having a maturity of 60 days or less, are valued at the evaluated mean between the bid and asked prices. To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.
The Board of Trustees (the “Board”) has adopted a valuation policy for use by each Fund and its Valuation Designee (as defined below) in calculating each Fund’s net asset value (“NAV”). Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Funds’ investment adviser, Medalist Partners, LP (“Adviser”), as the “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5, subject to the Board’s oversight. The Adviser, as Valuation Designee, is authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.
Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either level 2 or level 3 of the fair value hierarchy.
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Funds’ securities as of November 30, 2024:
Total Return Fund

	Level 1	Level 2	Level 3	Total
Investments
Non-Agency Residential Mortgage-Backed Securities	$—	$190,823,533	$1,499,955	$192,323,488
Non-Agency Commercial Mortgage-Backed Securities	—	75,568,905	—	75,568,905
Asset-Backed Securities	—	26,797,647	—	26,797,647
Agency Residential Mortgage-Backed Securities	—	2,336,308	—	2,336,308
Agency Commercial Mortgage-Backed Securities	—	9	—	9
Private Placements	—	—	—	—
Money Market Fund	8,906,921	—	—	8,906,921
Total Investments	$8,906,921	$295,526,402	$1,499,955	$305,933,278

29

NOTES TO FINANCIAL STATEMENTS
at November 30, 2024(Continued)
Short Duration Fund

	Level 1	Level 2	Level 3	Total
Fixed Income
Non-Agency Residential Mortgage-Backed Securities	$ —	$66,110,122	$251,328	$66,361,450
Non-Agency Commercial Mortgage-Backed Securities	—	66,101,124	—	66,101,124
Asset-Backed Securities	—	64,242,179	—	64,242,179
Agency Residential Mortgage-Backed Securities	—	44,324,301	—	44,324,301
Collateralized Loan Obligations	—	27,101,608	—	27,101,608
Corporate Bonds	—	—	1,891,250	1,891,250
Agency Commercial Mortgage-Backed Securities	—	319	—	319
Money Market Fund	5,622,209	—	—	5,622,209
Total Investments	$5,622,209	$267,879,653	$2,142,578	$275,644,440

Refer to each Fund’s schedule of investments for a detailed break-out of securities by type.
The following is a reconciliation of the Total Return Fund’s level 3 investments for which significant unobservable inputs were used in determining value.

Investments in Securities, at Value
Non-Agency Residential Mortgage-Backed Securities
Balance as of November 30, 2023	$—
Accrued discounts/premiums	—
Realized gain/(loss)	—
Change in unrealized appreciation/(depreciation)	—
Purchases	1,499,955
Sales	—
Transfers in and/or out of Level 3	—
Balance as of November 30, 2024	$1,499,955

The change in unrealized appreciation/(depreciation) for level 3 securities still held at November 30, 2024, and still classified at level 3 was $0.
The following is a summary of quantitative information about level 3 valued measurements:

	11/30/24	Valuation Technique(s)	Unobservable Input	Input/Range	Impact to Valuation From an Increase in Input
Non-Agency Residential Mortgage-Backed Securities	$1,499,955	Market Transaction Method	Prior/Recent Transaction	$100.00	Increase

30

NOTES TO FINANCIAL STATEMENTS
at November 30, 2024(Continued)
The following is a reconciliation of the Short Duration Fund’s level 3 investments for which significant unobservable inputs were used in determining value.

	Investments in Securities, at Value
	Non-Agency Residential Mortgage- Backed Securities	Corporate Bonds
Balance as of November 30, 2023	$—	$1,891,250
Accrued discounts/premiums	—	46,510
Realized gain/(loss)	—	—
Change in unrealized appreciation/(depreciation)	—	(46,510)
Purchases	—	—
Sales	—	—
Transfers in and/or out of Level 3	251,328	—
Balance as of November 30, 2024	$251,328	$1,891,250

The change in unrealized appreciation/(depreciation) for level 3 securities still held at November 30, 2024, and still classified at level 3 was $(17,209).
The following is a summary of quantitative information about level 3 valued measurements:

	11/30/24	Valuation Technique(s)	Unobservable Input	Input/Range	Impact to Valuation From an Increase in Input
Corporate Bonds	$1,891,250	Market Transaction Method	Prior/Recent Transaction	$94.56	Increase
Non-Agency Residential Mortgage-Backed Securities	$251,328	Market Transaction Method	Prior/Recent Transaction	$47.07	Increase

The Trust Rule 18f-4 Compliance Policy (“Trust Policy”) governs the use of derivatives by the Funds. The Trust Policy imposes limits on the amount of derivatives a fund can enter into, eliminates the asset segregation framework currently used by a fund to comply with Section 18 of the 1940 Act, treats derivatives as senior securities and requires funds whose use of derivatives is more than a limited specified exposure amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager. Each Fund is considered a limited derivatives user under the Trust Policy and therefore, is required to limit its derivatives exposure to no more than 10% of the Fund’s net assets. For the year ended November 30, 2024, the Funds did not enter into derivatives transactions.
Accounting Pronouncements – In March 2020, FASB issued Accounting Standards Update 2020-04, Reference Rate Reform: Facilitation of the Effects of Reference Rate Reform on Financial Reporting (“ASU 2020-04”) and in January 2021, FASB issued Accounting Standards Update 2021-01, Reference Rate Reform (Topic 848): Scope (“ASU 2021-01”), which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the London Interbank Offered Rate (“LIBOR”) and other interbank offered rates as of the end of 2021. The temporary relief provided by ASU 2020-04 and ASU 2021-01 is effective for certain reference rate-related contract modifications that occur during the period from March 12, 2020 through December 31, 2022. The Secured Overnight Financing Rate (“SOFR”) is the main replacement for LIBOR in certain financial contracts after June 30, 2023.
In December 2022, FASB issued an Accounting Standards Update, ASU 2022-06, Reference Rate Reform (Topic 848) – Deferral of the Sunset Date of Topic 848 (“ASU 2022-06”). ASU 2022-06 is an amendment to ASU 2020-04, which extends the effective period through December 31, 2024. Management is currently evaluating the impact, if any, of applying ASU 2022-06.

31

NOTES TO FINANCIAL STATEMENTS
at November 30, 2024(Continued)
In October 2022, the Securities and Exchange Commission adopted a final rule relating to Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds; Fee Information in Investment Company Advertisements. The rule and form amendments will, among other things, require the Funds to transmit concise and visually engaging shareholder reports that highlight key information. The amendments will require the Funds tag information in a structured data format and that certain more in-depth information be made available online and available for delivery free of charge to investors on request. The amendments became effective January 24, 2023. The Funds have implemented these requirements as of the compliance date of July 24, 2024.
NOTE 4 – INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES
The Adviser provides the Funds with investment management services under an investment advisory agreement. The Adviser furnishes all investment advice, office space, facilities, and provides most of the personnel needed by the Funds. As compensation for its services, each Fund pays the Adviser a monthly management fee. For the Total Return Fund, the fees are calculated at an annual rate of 0.60% of the Fund’s average daily net assets for the first $1.5 billion of assets, 0.55% of the Fund’s average daily net assets for the next $1 billion of assets, and 0.50% of the Fund’s average daily net assets in excess of $2.5 billion. For the Short Duration Fund, the Adviser is entitled to a monthly fee at the annual rate of 0.35% based upon the Fund’s average daily net assets. For the year ended November 30, 2024, the advisory fees incurred by the Funds are disclosed in the statements of operations.
Each Fund is responsible for its own operating expenses. The Adviser has contractually agreed to reduce fees payable to it by each Fund and to pay Fund operating expenses to the extent necessary to limit the aggregate annual operating expenses (excluding acquired fund fees and expenses, interest expense, dividends on securities sold short, taxes, extraordinary expenses, Rule 12b-1 fees, shareholder servicing fees and any other class-specific expenses). The Total Return Fund expenses are limited to 0.90% of the average daily net assets of the Fund and the Short Duration Fund expenses are limited to 0.60% of the average daily net assets of the Fund. Any such reductions made by the Adviser in its fees or payment of expenses which are a Fund’s obligation are subject to reimbursement by the Fund to the Adviser, if so requested by the Adviser, in any subsequent month in the 36-month period from the date of the management fee reduction and expense payment if the aggregate amount actually paid by the Fund toward the operating expenses for such fiscal year (taking into account the reimbursement) will not cause the Fund to exceed the lesser of: (1) the expense limitation in place at the time of the management fee reduction and expense payment; or (2) the expense limitation in place at the time of the reimbursement. Any such reimbursement is also contingent upon Board of Trustees review and approval. Such reimbursement may not be paid prior to each Fund’s payment of current ordinary operating expenses.
During the year ended November 30, 2024, the Adviser reduced its fees and absorbed Fund expenses in the amount of $73,492 and $157,175 in the Total Return Fund and the Short Duration Fund, respectively. No amounts were recouped by the Adviser. Any amount due from the Adviser is paid monthly to each Fund. The expense limitation will remain in effect through at least September 26, 2025 and may be terminated only by the Trust’s Board of Trustees. The Adviser may recapture portions of the amounts shown below no later than the corresponding dates:

Total Return Fund		Short Duration Fund
Expiration	Amount	Expiration	Amount
11/30/27	$73,492	11/30/26	$23,876
	$73,492	11/30/27	157,175
			$181,051

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), serves as the Funds’ administrator, fund accountant and transfer agent. U.S. Bank N.A. serves as custodian (the “Custodian”) to the Funds. The Custodian is an affiliate of Fund Services. Fund Services maintains the Funds’ books and records, calculates the Funds’ NAV, prepares various federal and state regulatory filings, coordinates the payment of fund expenses, reviews expense accruals and prepares materials supplied to the

32

NOTES TO FINANCIAL STATEMENTS
at November 30, 2024(Continued)
Board of Trustees. The officers of the Trust, including the Chief Compliance Officer, are employees of Fund Services. Fees paid by the Funds for administration and accounting, transfer agency, custody and compliance services for the year ended November 30, 2024, are disclosed in the statements of operations.
Quasar Distributors, LLC (“Quasar”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. Quasar is a wholly-owned subsidiary of Foreside Financial Group, LLC, doing business as ACA Group.
The Funds have entered into agreements with various brokers, dealers and financial intermediaries to compensate them for transfer agency services that would otherwise be executed by Fund Services. These sub-transfer agency services include pre-processing and quality control of new accounts, maintaining detailed shareholder account records, shareholder correspondence, answering customer inquiries regarding account status, and facilitating shareholder telephone transactions. Sub-transfer agency expenses paid by the Funds for the year ended November 30, 2024 are disclosed in the statements of operations.
NOTE 5 – DISTRIBUTION AGREEMENT AND PLAN
The Funds have adopted a Distribution Plan pursuant to Rule 12b-1 (the “Plan”). The Plan permits the Funds to pay the Distributor for distribution and related expenses at an annual rate of up to 0.25% of the average daily net assets of each Fund’s Investor Class and the Total Return Fund’s Class A. The expenses covered by the Plan may include the cost in connection with the promotion and distribution of shares and the provision of personal services to shareholders, including, but not necessarily limited to, advertising, compensation to underwriters, dealers and selling personnel, the printing and mailing of prospectuses to other than current Fund shareholders, and the printing and mailing of sales literature. Payments made pursuant to the Plan will represent compensation for distribution and service activities, not reimbursements for specific expenses incurred. For the year ended November 30, 2024, the 12b-1 distribution fees incurred by the Funds are disclosed in the statements of operations.
NOTE 6 – PURCHASES AND SALES OF SECURITIES
For the year ended November 30, 2024, the cost of purchases and the proceeds from sales of securities, excluding short-term securities, were as follows:

	Non-Government		Government
	Purchases	Sales	Purchases	Sales
Total Return Fund	$172,776,969	$65,701,491	$2,725	$10,795
Short Duration Fund	$262,623,466	$236,156,795	$0	$45,316

NOTE 7 – LINE OF CREDIT
The Total Return Fund and the Short Duration Fund have a secured line of credit in the amount of $100,000,000, or 20% of the fair value of unencumbered assets of each Fund. The line of credit is intended to provide short-term financing, if necessary, subject to certain restrictions, in connection with shareholder redemptions. The credit facility is with the Funds’ custodian, U.S. Bank N.A. The following table provides information regarding usage of the line of credit during the year ended November 30, 2024. At November 30, 2024, the Funds had no outstanding loan amounts.

	Days Utilized	Average Amount of Borrowing	Weighted Average Borrowing Rate	Interest Expense	Maximum Amount of Borrowing	Date of Maximum Borrowing
Total Return Fund	35	$5,396,171	8.00%	$41,970	$8,145,000	7/1/2024
SD Fund	8	$2,021,125	7.71%	$3,464	$6,903,000	9/10/2024

33

NOTES TO FINANCIAL STATEMENTS
at November 30, 2024(Continued)
NOTE 8 – INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS
The tax character of distributions paid during the year ended November 30, 2024 and the year ended November 30, 2023 was as follows:

	Total Return Fund		Short Duration Fund
	Nov. 30, 2024	Nov. 30, 2023	Nov. 30, 2024	Nov. 30, 2023
Ordinary income	$15,628,680	$24,313,098	$18,804,880	$14,294,446

As of November 30, 2024, the components of capital on a tax basis were as follows:

	Total Return Fund	Short Duration Fund
Cost of investments (a)	$323,294,099	$274,931,441
Gross unrealized appreciation	5,095,819	4,416,429
Gross unrealized depreciation	(22,456,640)	(3,703,430)
Net unrealized appreciation/(depreciation) (a)	(17,360,821)	712,999
Undistributed ordinary income	478,516	436,884
Undistributed long-term capital gain	—	—
Total distributable earnings	478,516	436,884
Other accumulated gains/(losses)	(429,275,706)	(26,960,998)
Total accumulated earnings/(losses)	$(446,158,011)	$(25,811,115)

(a)
The book basis and tax basis cost are the same in the Short Duration Fund. The difference between book basis and tax basis net unrealized depreciation and cost is attributable primarily to wash sales in the Total Return Fund. The difference between book basis and tax basis distributable earnings are primarily due to losses disallowed and recognized on wash sales, capital loss carryforwards, and tax adjustments to dividends payable.

As of November 30, 2024, the Funds had tax capital losses which may be carried over to offset future gains. Such losses expire as follows:

	Short-Term Indefinite	Long-Term Indefinite
Total Return Fund	$208,030,766	$220,862,783
Short Duration Fund	19,599,231	6,950,251

NOTE 9 – PRINCIPAL RISKS
Below is a summary of some, but not all, of the principal risks of investing in the Funds, each of which may adversely affect a Fund’s net asset value and total return. The Funds’ most recent prospectus provides further descriptions of each Fund’s investment objective, principal investment strategies and principal risks.
•
General Market Risk – Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in general financial markets, a particular financial market or other asset classes due to a number of factors, including: inflation (or expectations for inflation); interest rates; global demand for particular products or resources; natural disasters or events; pandemic diseases; terrorism; regulatory events; and government controls. U.S. and international markets have experienced significant periods of volatility in recent years and months due to a number of economic, political and global macro factors, which has resulted in disruptions to business operations and supply chains, stress on the global healthcare system, growth concerns in the U.S. and overseas, staffing shortages and the inability to meet consumer demand, and widespread

34

NOTES TO FINANCIAL STATEMENTS
at November 30, 2024(Continued)
concern and uncertainty. Continuing uncertainties regarding interest rates, rising inflation, political events, rising government debt in the U.S. and trade tensions also contribute to market volatility. Conflict, loss of life and disaster connected to ongoing armed conflict between Ukraine and Russia in Europe and Israel and Hamas in the Middle East could have severe adverse effects on the region, including significant adverse effects on the regional or global economies and the markets for certain securities. The U.S. and the European Union imposed sanctions on certain Russian individuals and companies, including certain financial institutions, and have limited certain exports and imports to and from Russia. The war has contributed to recent market volatility and may continue to do so.
•
Liquidity Risk – Liquidity risk exists when particular investments are difficult to purchase or sell. A Fund’s investments in illiquid securities may reduce the returns of the Fund because it may be difficult to sell the illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed-income securities or the lack of an active market. Liquid investments may become illiquid or less liquid after purchase by a Fund, particularly during periods of market turmoil. Illiquid and relatively less liquid investments may be harder to value, especially in changing markets.
•
Risks Associated with Mortgage-Backed and Other Asset-Backed Securities – In addition to the risks associated with other fixed income securities, mortgage-backed and asset-backed securities are subject to certain other risks. The value of these securities will be influenced by the factors affecting the housing market or the other assets underlying such securities. As a result, during periods of declining asset values, difficult or frozen credit markets, significant changes in interest rates, or deteriorating economic conditions, mortgage-backed and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid. The liquidity of these assets may change over time.
•
Residential Mortgage-Backed Securities Risk – RMBS are subject to the risks generally associated with mortgage-backed securities. RMBS may not be backed by the full faith and credit of the U.S. Government and are subject to risk of default on the underlying mortgages. RMBS issued by non-government entities may offer higher yields than those issued by government entities, but also may be subject to greater volatility than government issues. Delinquencies and defaults by borrowers in payments on the underlying mortgages, and the related losses, are affected by general economic conditions, the borrower’s equity in the mortgaged property and the borrower’s financial circumstances.
•
Credit Risk Transfer Securities Risk – Credit risk transfer securities are unguaranteed and unsecured debt securities issued by the government sponsored entity and therefore are not directly linked to or backed by the underlying mortgage loans. As a result, in the event that a government sponsored entity fails to pay principal or interest on its credit risk transfer securities or goes through a bankruptcy, insolvency or similar proceeding, holders of such credit risk transfer securities have no direct recourse to the underlying mortgage loans and will generally receive recovery on par with other unsecured note holders in such a scenario. The risks associated with an investment in credit risk transfer securities are different than the risks associated with an investment in mortgage-backed securities issued by Fannie Mae and Freddie Mac, or other government sponsored entities or issued by a private issuer, because some or all of the mortgage default or credit risk associated with the underlying mortgage loans is transferred to investors. As a result, investors in these securities could lose some or all of their investment in these securities if the underlying mortgage loans default.
•
Privately Issued Mortgage-Related Securities Risk – MBS issued or guaranteed by private issuers is also known as “non-agency MBS”. Privately issued mortgage-backed securities generally offer a higher rate of interest (but greater credit risk) than securities issued by U.S. Government issuers, as there are no direct or indirect governmental guarantees of payment.

35

NOTES TO FINANCIAL STATEMENTS
at November 30, 2024(Continued)
The degree of risks will depend significantly on the ability of borrowers to make payments on the underlying mortgages and the seniority of the security held by a Fund with respect to such payments. The market for privately-issued mortgage-backed securities is smaller and less liquid than the market for mortgage-backed securities issued by U.S. government issuers.
•
Sub-Prime Mortgage Risk – The risk that an issuer of a sub-prime mortgage security will default on its payments of interest or principal on a security when due is more pronounced in the case of sub-prime mortgage instruments than more highly ranked securities. Because of this increased risk, these securities may also be less liquid and subject to more pronounced declines in value than more highly rated instruments in times of market stress.
•
High Yield Risk – Fixed income securities that are rated below investment grade (i.e., “junk bonds”) are subject to additional risk factors due to the speculative nature of the securities, such as increased possibility of default liquidation of the security, and changes in value based on public perception of the issuer.
•
Rule 144A Securities Risk – The market for Rule 144A securities typically is less active than the market for publicly-traded securities. Rule 144A securities carry the risk that the liquidity of these securities may become impaired, making it more difficult for a Fund to sell these securities.
NOTE 10 – CONTROL OWNERSHIP
The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of November 30, 2024, each Fund’s percentage of control ownership positions greater than 25% are as follows:

Fund	Shareholder	Percent of Shares Held
Total Return Fund	Charles Schwab & Co., Inc.	34.50%
Short Duration Fund	Charles Schwab & Co., Inc.	44.40%

NOTE 11 – Report of The FundS’ Special Shareholder Meeting (Unaudited)
At the board meeting held on June 27, 2024, the Board nominated two new Independent Trustees, Anne Kritzmire and Craig Wainscott, as well as one current Independent Trustee, Michele Rackey for election and appointment by shareholders of the Trust. At a special shareholder meeting held on August 27, 2024, shareholders voted to elect and appoint the three nominees as Independent Trustees to the Board. The vote results were as follows:

Outstanding Shares	Total Shares	Voted(1)
610,254,146.13	422,548,104.53	69.24%

(1)	To approve the election of three Trustees to serve until his or her successor is elected and qualified.

	FOR(2)			WITHHOLD
	Shares Voted	% of Voted Shares	% of Outstanding Shares	Shares Voted	% of Voted Shares	% of Outstanding Shares
(01) Craig Wainscott	420,753,222.93	99.58%	68.95%	1,794,881.60	0.42%	0.29%
(02) Anne Kritzmire	420,814,806.36	99.59%	68.96%	1,733,298.17	0.41%	0.28%
(3) Michele Rackey	419,476,647.18	99.27%	68.74%	3,071,457.36	0.73%	0.50%

(1)	Quorum:
Forty percent of the shares of the Trust entitled to vote, present in person or represented by proxy, constitutes a quorum.
(2)	Vote Required:
The nominees will be elected as Trustees of the Trust if they receive a plurality of the votes cast by all shares of the Trust to be voted in the aggregate.

36

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Trustees
Advisors Series Trust and Shareholders of:
Medalist Partners MBS Total Return Fund
Medalist Partners Short Duration Fund
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities of the Medalist Partners MBS Total Return Fund (formerly, Semper MBS Total Return Fund) and Medalist Partners Short Duration Fund (formerly, Semper Short Duration Fund) (the “Funds”), each a series of Advisors Series Trust (the “Trust”), including the schedules of investments, as of November 30, 2024, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Funds as of November 30, 2024, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and their financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB. We have served as the auditor of one or more of the funds in the Trust since 2003.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of the Funds’ internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of November 30, 2024 by correspondence with the custodian, private companies, and brokers; when replies from brokers were not received, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

TAIT, WELLER & BAKER LLP
Philadelphia, Pennsylvania
January 29, 2025

37

(b)	Financial Highlights are included within the financial statements filed under Item 7 of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Investment Companies.

See Item 7(a).

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

See Item 7(a).

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Advisors Series Trust

By (Signature and Title)*	/s/ Jeffrey T. Rauman
Jeffrey T. Rauman, President/Chief Executive Officer/Principal Executive Officer

Date	2/6/25

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Jeffrey T. Rauman
Jeffrey T. Rauman, President/Chief Executive Officer/Principal Executive Officer

Date	2/6/25

By (Signature and Title)*	/s/ Kevin J. Hayden
Kevin J. Hayden, Vice President/Treasurer/Principal Financial Officer

Date	2/6/25

* Print the name and title of each signing officer under his or her signature.